As filed on September 20, 2001                      1933 Act File No. 033-19862
                                                    1940 Act File No. 811-5460


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                       X
      Pre-Effective Amendment No. ______                                      _
      Post-Effective Amendment No.  27                                        X
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940               X
       Amendment No.  31                                                      X

                     INVESCO TREASURER'S SERIES FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)
                  7800 E. Union Avenue, Denver, Colorado 80237
                    (Address of Principal Executive Offices)
                  P.O. Box 173706, Denver, Colorado 80217-3706
                                (Mailing Address)
       Registrant's Telephone Number, including Area Code: (303) 930-6300
                               Glen A. Payne, Esq.
                              7800 E. Union Avenue
                             Denver, Colorado 80237
                     (Name and Address of Agent for Service)
                                  ------------
                                   Copies to:
     Clifford J. Alexander, Esq.                 Ronald M. Feiman, Esq.
     Kirkpatrick & Lockhart LLP                   Mayer, Brown & Platt
   1800 Massachusetts Avenue, N.W.                   1675 Broadway
             Second Floor                    New York, New York  10019-5820
     Washington, D.C. 20036-1800
                                  ------------
Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.
It is proposed that this filing will become effective (check appropriate box)

_    immediately upon filing pursuant to paragraph (b)
X    on September 28, 2001, pursuant to paragraph (b)
_    60 days after filing pursuant to paragraph (a)(1)
_    on __________, pursuant to paragraph (a)(1)
_    75 days after filing pursuant to paragraph (a)(2)
_    on _________, pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
X this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS | September 30, 2001
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS (R)
--------------------------------------------------------------------------------

INVESCO TREASURER'S SERIES FUNDS, INC.
INVESCO TREASURER'S MONEY MARKET RESERVE FUND
INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND

TWO NO-LOAD MUTUAL FUNDS DESIGNED FOR INVESTORS SEEKING A HIGH LEVEL OF CURRENT INCOME, CONSISTENT WITH THE PRESERVATION OF CAPITAL AND THE MAINTENANCE OF LIQUIDITY.

TABLE OF CONTENTS
Investment Goals, Strategies And Risks ....................................... 3
Fund Performance ............................................................. 4
Fees And Expenses ............................................................ 5
Investment Risks ............................................................. 6
Principal Risks Associated With The Funds .................................... 7
Fund Management .............................................................. 8
Portfolio Managers ........................................................... 8
Potential Rewards ............................................................ 9
Share Price .................................................................. 9
How To Buy Shares ............................................................10
Your Account Services ........................................................13
How To Sell Shares ...........................................................14
Dividends And Taxes ..........................................................17
Financial Highlights .........................................................18

                         [INVESCO ICON] INVESCO(R)

The Securities and Exchange Commission has not approved or disapproved the shares of these Funds. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

INVESCO Funds Group, Inc. ("INVESCO") is the investment adviser for the Funds. Together with our affiliated companies, we at INVESCO direct all aspects of the management and sale of the Funds.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]       INVESTMENT GOALS & STRATEGIES
[ARROWS ICON]    POTENTIAL INVESTMENT RISKS
[GRAPH ICON]     PAST PERFORMANCE
[INVESCO ICON]   WORKING WITH INVESCO
--------------------------------------------------------------------------------
[KEY ICON] [ARROWS ICON] INVESTMENT GOALS, STRATEGIES AND RISKS

FACTORS COMMON TO BOTH THE FUNDS

FOR MORE DETAILS ABOUT EACH FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

The Funds are money market funds. They invest in "money market" securities, which are high quality debt securities with a life span or remaining maturity of 397 days or less. The average dollar-weighted maturity of each Fund's portfolio is 90 days or less.

The Funds operate under policies designed to ensure compliance with specific federal regulations applied to money market funds. These policies include requirements for:
o  maintaining high credit quality of the Funds' investments;
o  maintaining a short average portfolio maturity;
o ensuring adequate diversification of both the issuers of the Funds' investments and the guarantors of those investments, if any; and
o monitoring accurate pricing of the Funds' investments so unfairness does not result from the use of the amortized cost method to value those investments.

The Funds are not intended for investors seeking capital appreciation. While not intended as a complete investment program, either of these Funds may be a valuable element of your investment portfolio.

An investment in either of the Funds is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, there is always a risk that you may lose money on your investment in a Fund.

[KEY ICON]  INVESCO TREASURER'S MONEY MARKET RESERVE FUND

The Fund invests primarily in short-term securities issued by large creditworthy corporations, banks and finance companies, as well as debt securities issued by the U.S. government. These securities include corporate debt securities, asset-backed securities, privately issued commercial paper and other securities that are restricted as to disposition under federal securities laws, bank obligations, short-term commercial paper, U.S. government debt, and repurchase agreements.

[KEY ICON]  INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND

The Fund invests primarily in short-term municipal securities issued by state, county, and city governments. The interest on these securities is generally exempt from federal income tax, although the interest may be included in your income if you are subject to the federal Alternative Minimum Tax. The interest on these securities may be subject to state and/or local income taxes. These securities include municipal notes, short-term municipal bonds, and variable rate debt obligations.

The rest of the Fund's investment portfolio may be invested in short-term taxable instruments. These may include corporate debt securities, asset-backed securities, privately issued commercial paper and other securities that are restricted as to disposition under federal securities laws, bank obligations, commercial paper, U.S. government debt, and repurchase agreements. We seek to manage the Fund so that substantially all of the income produced is exempt from federal income tax when paid to you, although we cannot guarantee this result.

[GRAPH ICON]  FUND PERFORMANCE

The bar charts below show the Funds' actual yearly performance for the years ended December 31 (commonly known as their "total return") over the past decade. The table below shows average annual total returns for various periods ended December 31, 2000 for each Fund. To obtain a Fund's current 7-day yield information, please call INVESCO at 1-800-525-8085. The information in the charts and table provides some indication of the risks of investing in a particular Fund by showing changes in the year to year performance of each Fund. Remember, past performance does not indicate how a Fund will perform in the future.

--------------------------------------------------------------------------------
                     TREASURER'S MONEY MARKET RESERVE FUND
                       ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                               [GRAPHIC OMITTED]

       '91    '92    '93    '94    '95    '96    '97    '98    '99    '00
     6.04%  3.57%  2.92%  4.13%  5.82%  5.30%  5.48%  5.46%  5.03%  6.33%
--------------------------------------------------------------------------------
Best Calendar Qtr.      3/91     1.70%
Worst Calendar Qtr.     3/93     0.70%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                      TREASURER'S TAX-EXEMPT RESERVE FUND
                       ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                                [GRAPHIC OMITTED]

     '91    '92    '93    '94    '95    '96    '97    '98    '99    '00
   4.57%  2.88%  2.30%  2.81%  3.90%  3.45%  3.74%  3.49%  3.16%  4.08%
--------------------------------------------------------------------------------
Best Calendar Qtr.      3/91     1.16%
Worst Calendar Qtr.     3/93     0.51%
--------------------------------------------------------------------------------


================================================================================
                                          AVERAGE ANNUAL TOTAL RETURN(1),(2)
                                                  AS OF 12/31/00
--------------------------------------------------------------------------------
                                           1 YEAR      5 YEARS     10 YEARS
Treasurer's Money Market Reserve Fund      6.33%       5.52%        5.00%
Treasurer's Tax-Exempt Reserve Fund        4.08%       3.58%        3.44%


(1) Total return figures include reinvested dividends and the effect of each Fund's expenses.
(2) The returns for Treasurer's Money Market Reserve and Treasurer's Tax-Exempt Reserve Funds were 2.45% and 1.63%, respectively, year-to-date as of the calendar quarter ended June 30, 2001.


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

You pay no fees to purchase Fund shares, to exchange to another INVESCO fund, or to sell your shares. Accordingly, no fees are paid directly from your shareholder account.

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
TREASURER'S MONEY MARKET RESERVE FUND

Management Fees(1)                                    0.25%
Distribution and Service (12b-1) Fees                 None
Other Expenses(1)                                     0.00%
                                                      -----
Total Annual Fund Operating Expenses(1)               0.25%
                                                      =====

TREASURER'S TAX-EXEMPT RESERVE FUND

Management Fees(1)                                   0.25%
Distribution and Service (12b-1) Fees                None
Other Expenses(1)                                    0.00%
                                                     -----
Total Annual Fund Operating Expenses(1)              0.25%
                                                     =====


(1) Under the Company's investment advisory agreement, the Company's investment adviser is responsible for the payment of all of the Company's expenses other than payment of advisory fees, taxes, interest and brokerage commissions.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Funds to the cost of investing in other mutual funds.

The Example assumes that you invested $10,000 in a Fund for the time periods indicated and redeemed all of your shares at the end of each period. The Example also assumes that your investment had a hypothetical 5% return each year and that a Fund's operating expenses remain the same. Although the actual costs and performance of a Fund may be higher or lower, based on these assumptions your costs would be:


                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
Treasurer's Money Market Reserve Fund   $26       $80        $141       $318
Treasurer's Tax-Exempt Reserve Fund     $26       $80        $141       $318


[ARROWS ICON]  INVESTMENT RISKS

BEFORE INVESTING IN A FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you invest. The principal risks of investing in any mutual fund, including these Funds, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance. Investment professionals generally consider money market funds conservative and safe investments, compared to many other investment alternatives. However, as with all types of securities investing, investments in money market funds are not guaranteed and do present some risk of loss. The Funds will not reimburse you for any losses.

NOT A COMPLETE INVESTMENT PLAN. An investment in any mutual fund does not constitute a complete investment plan. The Funds are designed to be only a part of your personal investment plan.

[ARROWS ICON]  PRINCIPAL RISKS ASSOCIATED WITH THE FUNDS

You should consider the special risk factors discussed below associated with the Funds' policies in determining the appropriateness of investing in a Fund. See the Statement of Additional Information for a discussion of additional risk factors.


INTEREST RATE RISK
Changes in interest rates will change the resale value of debt securities held in a Fund's portfolio. When interest rates go up, the market values of previously issued debt securities generally decline. Also, a Fund's new investments are likely to be in debt securities paying lower rates than the rest of a Fund's portfolio when interest rates go down. This reduces a Fund's yield. A weak economy or strong stock market may cause interest rates to decline.

CREDIT RISK
The Funds invest in debt instruments, such as notes, bonds and commercial paper. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.

DURATION RISK
Duration is a measure of a debt security's sensitivity to interest rate changes. Duration of money market securities is usually expressed in terms of days or months, with longer durations usually more sensitive to interest rate fluctuations.

ASSET-BACKED SECURITIES RISK
The Funds can invest in asset-backed money market instruments. These can be fractional interests in pools of credit card receivables, consumer loans and other trade receivables, which are obligations of a number of different parties. The income from the underlying pool is passed through to investors, such as the Funds.

These investments might be supported by a credit enhancement, such as a letter of credit, a guarantee or a preference right. However, the credit enhancement typically applies only to a fraction of the security's value. If the issuer of the security has no security interest in the related collateral, there is the risk that the Funds could lose money if the issuer defaults.

OPPORTUNITY RISK
With long-term investment plans, there may be a risk that you are not taking enough risk, and thus missing the opportunity on other less conservative but potentially more rewarding investments. The Funds have an investment goal of current income, not capital appreciation. Therefore the Funds, by themselves, will not be a suitable investment for people seeking long-term growth for objectives such as retirement or the funding of a child's college education.

COUNTERPARTY RISK
This is a risk associated primarily with repurchase agreements. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with a Fund.

[INVESCO ICON]  FUND MANAGEMENT

THE INVESTMENT ADVISER

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $408.4 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESCO, located at 7800 E. Union Avenue, Denver, Colorado, is the investment adviser of the Funds. INVESCO was founded in 1932 and manages over $30 billion for more than 3,207,953 shareholder accounts of 46 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, INVESCO Distributors, Inc. ("IDI") is the Funds' distributor and is responsible for the sale of the Funds' shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

The following table shows the fees the Funds paid to INVESCO for its advisory services in the fiscal year ended May 31, 2001:

================================================================================
                                             ADVISORY FEE AS A PERCENTAGE OF
                   FUND               AVERAGE ANNUAL NET ASSETS UNDER MANAGEMENT
--------------------------------------------------------------------------------
Treasurer's Money Market Reserve Fund                    0.25%
Treasurer's Tax-Exempt Reserve Fund                      0.25%

[INVESCO ICON]  PORTFOLIO MANAGERS

The following individuals are primarily responsible for the day-to-day management of their respective Fund's portfolio holdings:

RICHARD R. HINDERLIE, a vice president of INVESCO, is the portfolio manager of Treasurer's Money Market Reserve Fund. Dick joined INVESCO in 1993. He holds an M.B.A. from Arizona State University and a B.A. in Economics from Pacific Lutheren University.

VICTORIA SIMMONS is the portfolio manager of Treasurer's Tax-Exempt Reserve Fund. Victoria joined INVESCO in 1992 as a portfolio accountant and joined the Investment Division in 1994. She studied accounting for three years at Colorado State University and is currently completing her B.S. in Business Administration with emphasis in Finance at Regis University.

[INVESCO ICON]  POTENTIAL REWARDS

NO SINGLE FUND SHOULD REPRESENT YOUR COMPLETE INVESTMENT PROGRAM NOR SHOULD YOU ATTEMPT TO USE THE FUNDS FOR LONG-TERM CAPITAL GROWTH PURPOSES.

The Funds offer shareholders the potential for monthly payment of daily income, while maintaining a stable share value, at a level of risk lower than many other types of investments. Yields on short-term securities tend to be lower than the yields on longer-term fixed-income securities. The Funds seek to provide higher returns than other money market funds and the money market in general, but cannot guarantee that performance.

SUITABILITY FOR INVESTORS

Only you can determine if an investment in a Fund is right for you based upon your own economic situation, the risk level with which you are comfortable and other factors. In general, the Funds are most suitable for investors who:
o  want to earn income at current money market rates.
o  want to preserve the value of their investment.
o  do not want to be exposed to a high level of risk.
o are seeking federally tax-exempt income (Treasurer's Tax-Exempt Reserve Fund only).

You probably do not want to invest in the Funds if you are:
o primarily seeking long-term growth (although the Funds may serve as the cash equivalent portion of a balanced investment program).

[INVESCO ICON]  SHARE PRICE

The value of your Fund shares is not likely to change from $1.00, although this cannot be guaranteed. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in each Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of trading on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Funds are not priced on days when the NYSE is closed, which generally is on weekends, most national holidays in the U.S. and Good Friday.

THE COMBINATION OF THE AMORTIZED COST METHOD OF VALUATION AND THE DAILY DECLARATION OF DIVIDENDS MEANS THAT EACH FUND'S NET ASSET VALUE IS EXPECTED TO BE $1.00 PER SHARE, DESPITE CHANGES IN THE MARKET VALUE OF A FUND'S SECURITIES.

The Funds use the amortized cost method for establishing the value of their investments. The amortized cost method values securities at their cost at the time of purchase, and then amortizes the discount or premium to maturity. The Funds declare dividends daily, based upon the interest earned by the Funds' investments that day. The combination of the amortized cost method of valuation and the daily declaration of dividends means that each Fund's net asset value is expected to be $1.00 per share, despite changes in the market value of a Fund's securities. However, we cannot guarantee that each Fund's net asset value will be maintained at a constant value of $1.00 per share.

All purchases, sales and exchanges of Fund shares are made by INVESCO at the NAV next calculated after INVESCO receives proper instructions from you to purchase, redeem or exchange shares of a Fund. Your instructions must be received by INVESCO no later than the close of the NYSE to effect transactions at that day's NAV. If INVESCO hears from you after that time, your instructions will be processed at the NAV calculated at the end of the next day that the NYSE is open.

[INVESCO ICON]  HOW TO BUY SHARES

TO BUY SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE THE CLOSE OF THE NYSE, NORMALLY 4:00 P.M. EASTERN TIME.

The chart in this section shows several convenient ways to invest in the Funds. There is no charge to invest, exchange or redeem shares when you make transactions directly through INVESCO. However, if you invest in a Fund through a securities broker, you may be charged a commission or transaction fee for either purchases or sales of Fund shares. For all new accounts, please forward, either by mail or electronically, a completed application form and specify the fund or funds you wish to purchase. If you do not specify a fund or funds, your initial investment and any subsequent purchases will automatically go into INVESCO Cash Reserves Fund - Investor Class, a series of INVESCO Money Market Funds, Inc. You will receive a confirmation of this transaction and may contact INVESCO to exchange into the fund you choose.

INVESCO reserves the right to increase, reduce or waive each Fund's minimum investment requirements in its sole discretion, if it determines this action is in the best interests of that Fund's shareholders. INVESCO also reserves the right in its sole discretion to reject any order to buy Fund shares, including purchases by exchange.

MINIMUM INITIAL INVESTMENT: $100,000, which may be waived in certain cases.

MINIMUM SUBSEQUENT INVESTMENT: $5,000

Purchase of shares by check, other negotiable bank draft or bank wire received by INVESCO by 4:00 p.m. (Eastern Time) will begin to accrue dividends on the following business day. Similarly, if you request a check or other negotiable bank draft or wire when you redeem Funds shares, and INVESCO receives your request by 4:00 p.m. (Eastern Time), you will receive that day's dividend.

Some shareholders may prefer to receive any current day's dividend on the day they purchase Fund shares, and to receive any current day's dividend on the day they redeem shares. Such transactions must be done by federal bank wire. In that case, you must contact INVESCO prior to 4:00 p.m. (Eastern Time), provide your federal bank reference number, specifically request that you receive that day's dividend, and make sure that INVESCO receives the federal bank wire prior to 4:00 p.m. (Easter Time). If you follow those steps, you will receive the current day's dividend. Similarly, if you wish to redeem Fund shares and receive the proceeds by federal bank wire on the same day, you must contact INVESCO prior to 4:00 p.m. (Eastern Time), have previously provided instructions for wiring to your bank and specifically request that your payment be wired to you by federal bank wire on the same day. If you follow these steps, you will receive payment by federal bank wire, but will not receive that day's dividend.

FUND EXCHANGES CAN BE A CONVENIENT WAY FOR YOU TO DIVERSIFY YOUR INVESTMENTS, OR TO REALLOCATE YOUR INVESTMENTS WHEN YOUR OBJECTIVES CHANGE.

EXCHANGE POLICY. You may exchange your shares in either of the Funds for shares of the same class in another INVESCO fund on the basis of their respective NAVs at the time of the exchange.

Before making any exchange, be sure to review the prospectuses of the funds involved and consider the differences between the funds. Also, be certain that you qualify to purchase shares in the new fund. An exchange is the sale of shares from one fund immediately followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, you or your account qualifies as tax-deferred under the Internal Revenue Code). If the shares of the fund you are selling have gone up in value since you bought them, the sale portion of an exchange may result in taxable income to you.

We have the following policies governing exchanges:
o Both fund accounts involved in the exchange must be registered in exactly the same name(s) and Social Security or federal tax I.D. number(s).
o  You may make up to four exchanges out of each Fund per 12-month period.
o Each Fund reserves the right to reject any exchange request, or to modify or terminate the exchange policy, if it is in the best interests of the Fund and its shareholders. Notice of all such modifications or terminations that affect all shareholders of the Fund will be given at least 60 days prior to the effective date of the change, except in unusual instances, including a suspension of the exchanged security under Section 22(e) of the Investment Company Act of 1940.

In addition, the ability to exchange may be temporarily suspended at any time that sales of the Fund into which you wish to exchange are temporarily stopped.

Please remember that if you pay by check, Automated Clearing House ("ACH") or wire and your funds do not clear, you will be responsible for any related loss to a Fund or INVESCO. If you are already an INVESCO funds shareholder, the Fund may seek reimbursement for any loss from your existing account(s).

INTERNET TRANSACTIONS. Investors in any of the Investor Class shares of any INVESCO fund may open new accounts, exchange and redeem shares through the INVESCO Web site. Since the minimum initial investment for these Funds exceeds the maximum transaction amount on Internet transactions, you may only use the Internet for subsequent investments. To use this service, you will need a Web browser (presently Netscape version 4.0 or higher, Microsoft Internet Explorer version 4.0 or higher, or AOL version 5.0 or higher) and the ability to use the INVESCO Web site. INVESCO will accept Internet purchase instructions only for exchanges or if the purchase price is paid to INVESCO through debiting your bank account. Internet cash redemptions will be paid only to the same bank account from which the payment to INVESCO originated. INVESCO imposes a limit of $25,000 on Internet purchase and redemption transactions. Other minimum transaction amounts are discussed in this Prospectus. You may also download an application to open an account from the Web site, complete it by hand, and mail it to INVESCO, along with a check.

INVESCO employs reasonable procedures to confirm that transactions entered into over the Internet are genuine. These procedures include the use of alphanumeric passwords, secure socket layering, encryption and other precautions reasonably designed to protect the integrity, confidentiality and security of shareholder information. In order to enter into a transaction on the INVESCO Web site, you will need an account number, your Social Security Number and an alphanumeric password. If INVESCO follows these procedures, neither INVESCO, its affiliates nor any INVESCO fund will be liable for any loss, liability, cost or expense for following instructions communicated via the Internet that are reasonably believed to be genuine or that follow INVESCO's security procedures. By entering into the user's agreement with INVESCO to open an account through our Web site, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you.

METHOD                           INVESTMENT MINIMUM      PLEASE REMEMBER
--------------------------------------------------------------------------------
BY CHECK                         $100,000 for regular    INVESCO does not accept
Mail to:                         accounts; $5,000 for    cash, credit cards,
INVESCO Funds Group, Inc.,       each subsequent         travelers' cheques,
P.O. Box 173706,                 investment.             credit card checks,
Denver, CO 80217-3706.                                   instant loan checks,
You may send your check                                  money orders or third
by overnight courier to:                                 party checks unless
7800 E. Union Ave.                                       they are from another
Denver, CO 80237.                                        financial institution
                                                         related to a retirement
                                                         plan transfer.
--------------------------------------------------------------------------------
BY WIRE                          $100,000 for regular
You may send your payment        accounts; $5,000 for
by bank wire                     each subsequent
(call 1-800-525-8085             investment.
for instructions).
--------------------------------------------------------------------------------
BY TELEPHONE WITH ACH            $100,000 for regular    You must forward your
Call 1-800-525-8085 to           accounts; $5,000 for    bank account
request your purchase. Upon      each subsequent         information to INVESCO
your telephone instructions,     investment.             prior to using this
INVESCO will move money from                             option.
your designated bank/credit
union checking or savings
account in order to purchase
shares.

METHOD                           INVESTMENT MINIMUM      PLEASE REMEMBER
--------------------------------------------------------------------------------
BY INTERNET                      Since the minimum       You will need a Web
Go to the INVESCO Web site       initial investment      browser to use this
at invescofunds.com.             for these Funds         service. Internet
                                 exceeds the maximum     transactions are
                                 transaction amount      limited to a maximum of
                                 on Internet             $25,000.
                                 transactions, you may
                                 only use the Internet
                                 for subsequent
                                 investments. There is
                                 a $5,000 minimum for
                                 subsequent investments.
--------------------------------------------------------------------------------
BY EXCHANGE                      $100,000 for regular    See "Exchange Policy."
Between the same classes of      accounts; $5,000 for
any two INVESCO funds. Call      each subsequent
1-800-525-8085 for prospectuses  investment.
of other INVESCO funds.
Exchanges may be made in writing,
by telephone or at our Web site
at invescofunds.com. You may
also establish an automatic
monthly exchange service
between two INVESCO funds;
call us for further details
and the correct form.


[INVESCO ICON]  YOUR ACCOUNT SERVICES

INVESCO PROVIDES YOU WITH SERVICES DESIGNED TO MAKE IT SIMPLE FOR YOU TO BUY, SELL OR EXCHANGE YOUR SHARES OF ANY INVESCO MUTUAL FUND.

SHAREHOLDER ACCOUNTS. Unless your account is held at a brokerage firm, INVESCO maintains your share account, which contains your current Fund holdings. The Funds do not issue share certificates.

QUARTERLY INVESTMENT SUMMARIES. Each calendar quarter, you will receive a written statement which consolidates and summarizes account activity and value at the beginning and end of the period for each of your INVESCO funds.

TRANSACTION CONFIRMATIONS. You will receive detailed confirmations of individual purchases, exchanges and sales. If you choose certain recurring transaction plans, your transactions are confirmed on your quarterly Investment Summaries.

CHECKWRITING. You may redeem shares of a Fund by check. We will provide personalized checks at no charge within 30 days of your account opening. Checks may be made payable to any party in any amount of $2,500 or more. Shares of the Fund will be redeemed to cover payment of the check. INVESCO reserves the right to institute a charge for this service upon notice to all shareholders. Further information about this option may be obtained from INVESCO.

YOU CAN CONDUCT MOST TRANSACTIONS AND CHECK ON YOUR ACCOUNT THROUGH OUR TOLL-FREE TELEPHONE NUMBER. YOU MAY ALSO ACCESS PERSONAL ACCOUNT INFORMATION AT OUR WEB SITE, INVESCOFUNDS.COM.

TELEPHONE TRANSACTIONS. You may exchange and sell Fund shares by telephone, unless you specifically decline these privileges when you fill out the INVESCO new account Application.

Unless you decline the telephone transaction privileges, when you fill out and sign the new account Application, a Telephone Transaction Authorization Form, or use your telephone transaction privileges, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you. In general, if INVESCO has followed reasonable procedures, such as recording telephone instructions and sending written transaction confirmations, INVESCO is not liable for following telephone instructions that it believes to be genuine. Therefore, you have the risk of loss due to unauthorized or fraudulent instructions.

HOUSEHOLDING. To save money for the Funds, you may receive only one copy of a prospectus or financial report to each household address. This process, known as "householding," is used for most required shareholder mailings. It does not apply to account statements. You may, of course, request an additional copy of a prospectus or financial report at any time by calling or writing INVESCO. You may also request that householding be eliminated from all your required mailings.

IRAS AND OTHER RETIREMENT PLANS. Shares of any INVESCO mutual fund may be purchased for Individual Retirement Accounts ("IRAs") and many other types of tax-deferred retirement plans. Please call INVESCO for information and forms to establish or transfer your existing retirement plan or account.

[INVESCO ICON]  HOW TO SELL SHARES

TO SELL SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE 4:00 P.M. EASTERN TIME.

The chart in this section shows several convenient ways to sell your Fund shares. Shares of the Funds may be sold at any time at the next NAV calculated after your request to sell is received by INVESCO in proper form. Depending on Fund performance, the NAV at the time you sell your shares may be more or less than the price you paid to purchase your shares.

If you own shares in more than one INVESCO fund, please specify the fund whose shares you wish to sell and specify the class of shares. Remember that any sale or exchange of shares in a non-retirement account will likely result in a taxable gain or loss.

While INVESCO attempts to process telephone redemptions promptly, there may be times - particularly in periods of severe economic or market disruption - when you may experience delays in redeeming shares by telephone.

INVESCO usually forwards the proceeds from the sale of fund shares within seven days after we receive your request to sell in proper form. However, payment may be postponed under unusual circumstances - for instance, if normal trading is not taking place on the NYSE, or during an emergency as defined by the Securities and Exchange Commission. If your INVESCO fund shares were purchased by a check which has not yet cleared, payment will be made promptly when your purchase check does clear; that can take up to 12 business days.

Because of the Funds' expense structure, it costs as much to handle a small account as it does to handle a large one. If the value of your account in a Fund falls below $50,000 as a result of your actions (for example, sale of your Fund shares), the Fund reserves the right to sell all of your shares, send the proceeds of the sale to you and close your account. Before this is done, you will be notified and given 60 days to increase the value of your account to $50,000 or more.

It is possible that in the future conditions may exist which would make it undesirable for a Fund to pay for redeemed shares in cash. In such cases, the directors of the Funds may authorize payment to be made in portfolio securities or other property of the applicable Fund. However, we are obligated under the Investment Company Act of 1940 to redeem for cash all shares of a Fund presented for redemption by any one shareholder up to $250,000 (or 1% of the applicable Fund's net assets if that is less) in any 90-day period. Securities delivered in payment of redemptions are valued at fair market value as determined in good faith by the directors of the Funds. Shareholders receiving such securities are likely to incur brokerage costs on their subsequent sales of such securities. To date, the Funds have always paid for redeemed shares in cash.

METHOD                       REDEMPTION MINIMUM          PLEASE REMEMBER
--------------------------------------------------------------------------------
BY TELEPHONE                 $250 (or, if less, full     INVESCO's telephone
Call us toll-free at         liquidation of the          redemption privileges
1-800-525-8085.              account) for a redemption   may be modified or
                             check.                      terminated in the
                                                         future at INVESCO's
                                                         discretion. The maximum
                                                         amount which may be
                                                         redeemed by telephone
                                                         is generally $25,000.
--------------------------------------------------------------------------------
IN WRITING                   Any amount.                 The redemption request
Mail your request to                                     must be signed by all
INVESCO Funds Group, Inc.,                               registered account
P.O. Box 173706,                                         owners. Payment will be
Denver, CO 80217-3706.                                   mailed to your address
You may also send your                                   as it appears on
request by overnight                                     INVESCO's records, or
courier to 7800 E. Union                                 to a bank designated by
Ave., Denver, CO 80237.                                  you in writing.
--------------------------------------------------------------------------------
BY CHECK                     $2,500 per check.           Personalized checks are
                                                         available from INVESCO
                                                         at no charge within 30
                                                         days of your account
                                                         opening upon request.
                                                         Checks may be payable
                                                         to any party.

METHOD                       REDEMPTION MINIMUM          PLEASE REMEMBER
--------------------------------------------------------------------------------
BY TELEPHONE WITH ACH        $50                         You must forward your
Call 1-800-525-8085 to                                   bank account
request your redemption.                                 information to INVESCO
                                                         prior to using this
                                                         option. INVESCO will
                                                         automatically pay the
                                                         proceeds into your
                                                         designated bank
                                                         account.
--------------------------------------------------------------------------------
BY INTERNET                  $50                         You will need a Web
Go to the INVESCO Web site                               browser to use this
at invescofunds.com.                                     service. Internet
                                                         transactions are
                                                         limited to a maximum
                                                         of $25,000. INVESCO
                                                         will automatically pay
                                                         the proceeds into your
                                                         designated bank
                                                         account.
--------------------------------------------------------------------------------

BY PERSONAL ACCOUNT LINE     $50                         You must forward your
WITH ACH                                                 bank account informat-
Automated transactions                                   ion to INVESCO prior to
by phone are available                                   using this option.
for redemptions and                                      Automated transactions
exchanges 24 hours a                                     are limited to a
day. Simply call                                         maximum of $25,000.
1-800-424-8085.

--------------------------------------------------------------------------------
PAYMENT TO THIRD PARTY       Any amount.                 All registered account
Mail your request to                                     owners must sign the
INVESCO Funds Group, Inc.,                               request, with signature
P.O. Box 173706                                          guarantees from an
Denver, CO 80217-3706.                                   eligible guarantor
                                                         financial institution,
                                                         such as a commercial
                                                         bank or a recognized
                                                         national or regional
                                                         securities firm.

[INVESCO ICON]  DIVIDENDS AND TAXES

TO AVOID BACKUP WITHHOLDING, BE SURE WE HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER. WE WILL PROVIDE YOU WITH DETAILED INFORMATION EVERY YEAR ABOUT YOUR DIVIDENDS.

Everyone's tax status is unique. We encourage you to consult your own tax adviser on the tax impact to you of investing in the Funds.

Each Fund earns ordinary or investment income from interest on its investments. The Funds expect to distribute substantially all of this investment income, less Fund expenses, to shareholders. You will ordinarily earn income on each day you are invested in one of the Funds, and that income is paid by the Fund to you once a month. Dividends are automatically reinvested in additional shares of a Fund at the net asset value on the monthly dividend distribution date, unless you request that dividends be paid in cash.

Unless you are (or your account is) exempt from income taxes, you must include all dividends paid to you by Treasurer's Money Market Reserve Fund in your taxable income for federal, state and local income tax purposes. Dividends and other distributions usually are taxable whether you receive them in cash or automatically reinvest them in shares of the distributing Fund or other INVESCO funds.

Substantially all of the dividends that you receive from Treasurer's Tax-Exempt Reserve Fund are expected to be exempt from federal income taxes, but there is no assurance that this will be the case. For the fiscal year ended May 31, 2001, 94.13% of the dividends declared by this Fund were exempt from federal income taxes. There is no assurance that this will be the case in future years. Dividends that you receive from Treasurer's Tax-Exempt Reserve Fund may be subject to state and local taxes, or to the federal Alternative Minimum Tax.

If you have not provided INVESCO with complete, correct tax information, the Funds are required by law to withhold from your distributions and any money that you receive from the sale of shares of the Funds backup withholding tax at the rate in effect on the date of the transaction.

Unless your account is held at a brokerage firm, we will provide you with detailed information about your dividends, and the tax status of your dividends, that is required for you to complete your yearly tax filings.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Treasurer's Series Funds, Inc.'s 2001 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.



                                                   PERIOD
                                    YEAR ENDED     ENDED
                                      MAY 31       MAY 31         YEAR ENDED DECEMBER 31
                           ---------------------------------------------------------------
                                 2001        2000   1999(a)      1998      1997       1996
TREASURER'S MONEY MARKET
  RESERVE FUND
PER SHARE DATA
Net Asset Value--
  Beginning of Period           $1.00       $1.00     $1.00     $1.00     $1.00      $1.00
==========================================================================================
INCOME AND DISTRIBUTIONS
  FROM INVESTMENT
  OPERATIONS
Net Investment Income
  Earned and Distributed
  to Shareholders                0.06        0.05      0.02      0.05      0.05       0.05
==========================================================================================
Net Asset Value--
  End of Period                 $1.00       $1.00     $1.00     $1.00     $1.00      $1.00
==========================================================================================

TOTAL RETURN                    6.03%       5.55%  1.90%(b)     5.46%     5.48%      5.30%

RATIOS
Net Assets--End of Period
  ($000 Omitted)           $1,428,016  $1,185,282  $ 52,396  $ 34,236  $ 67,146  $ 113,281
Ratio of Expenses to
  Average Net Assets            0.25%       0.25%  0.25%(c)     0.25%     0.25%      0.25%
Ratio of Net Investment
  Income to Average Net
  Assets                        5.89%       5.84%  4.78%(c)     5.35%     5.32%      5.17%

(a)  From January 1, 1999 to May 31, 1999.
(b) Based on operations for the period shown and, accordingly, is not representative of a full year.
(c)  Annualized

                                                   PERIOD
                                    YEAR ENDED     ENDED
                                       MAY 31      MAY 31         YEAR ENDED DECEMBER 31
                           ---------------------------------------------------------------
                                 2001        2000   1999(a)      1998       1997      1996
TREASURER'S TAX-EXEMPT
  RESERVE FUND
PER SHARE DATA
Net Asset Value--
  Beginning of Period           $1.00       $1.00     $1.00     $1.00     $1.00      $1.00
==========================================================================================
INCOME AND DISTRIBUTIONS
  FROM INVESTMENT
  OPERATIONS
NET INVESTMENT INCOME
  EARNED AND DISTRIBUTED
  TO SHAREHOLDERS                0.04        0.04      0.01      0.03      0.04       0.03
==========================================================================================
Net Asset Value--End of Period  $1.00       $1.00     $1.00     $1.00     $1.00      $1.00
==========================================================================================

TOTAL RETURN                    3.89%       3.58%  1.16%(b)     3.49%     3.74%      3.45%

RATIOS
Net Assets--End of Period
  ($000 Omitted)              $59,638    $ 66,138  $ 30,374  $ 36,707  $ 22,084   $ 23,386
Ratio of Expenses to
  Average Net Assets            0.25%       0.25%  0.25%(c)     0.25%     0.25%      0.25%
Ratio of Net Investment
  Income to Average Net
  Assets                        3.81%       3.59%  2.92%(c)     3.38%     3.68%      3.40%

(a)  From January 1, 1999 to May 31, 1999.
(b) Based on operations for the period shown and, accordingly, is not representative of a full year.
(c)  Annualized

SEPTEMBER 30, 2001

INVESCO TREASURER'S SERIES FUNDS, INC.
INVESCO TREASURER'S MONEY MARKET RESERVE FUND
INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND

You may obtain additional information about the Funds from several sources:

FINANCIAL REPORTS. Although this Prospectus describes the Funds' anticipated investments and operations, the Funds also prepare annual and semiannual reports that detail the Funds' actual investments at the report date. These reports include discussion of each Fund's recent performance, as well as market and general economic trends affecting each Fund's performance. The annual report also includes the report of the Funds' independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated September 30, 2001 is a supplement to this Prospectus, and has detailed information about the Funds and their investment policies and practices. A current SAI for the Funds is on file with the Securities and Exchange Commission and is incorporated into this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus of the Funds may be accessed through the INVESCO Web site at invescofunds.com. In addition, the Prospectus, SAI, annual report and semiannual report of the Funds are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Funds are 811-5460 and 033-19862.


811-5460

                     STATEMENT OF ADDITIONAL INFORMATION

                     INVESCO TREASURER'S SERIES FUNDS, INC.

                  INVESCO Treasurer's Money Market Reserve Fund
                   INVESCO Treasurer's Tax-Exempt Reserve Fund




Address:                                  Mailing Address:

7800 E. Union Ave., Denver, CO 80237      P.O. Box 173706, Denver, CO 80217-3706

                                   Telephone:

                       In continental U.S., 1-800-525-8085




                               September 30, 2001

--------------------------------------------------------------------------------

A Prospectus for INVESCO Treasurer's Money Market Reserve and INVESCO Treasurer's Tax-Exempt Reserve Funds dated September 30, 2001 provides the basic information you should know before investing in a Fund. This Statement of Additional Information ("SAI") is incorporated by reference into the Funds' Prospectus; in other words, this SAI is legally part of the Funds' Prospectus. Although this SAI is not a prospectus, it contains information in addition to that set forth in the Prospectus. It is intended to provide additional information regarding the activities and operations of the Funds and should be read in conjunction with the Prospectus.

You may obtain, without charge, the current Prospectus, SAI and annual and semiannual reports of the Funds by writing to INVESCO Distributors, Inc., P.O. Box 173706, Denver, CO 80217-3706, or by calling 1-800-525-8085. The Prospectus of the Funds is also available through the INVESCO Web site at invescofunds.com.

TABLE OF CONTENTS

The Company ..................................................................23

Investments, Policies and Risks ..............................................23

Investment Restrictions ......................................................28

Management of the Funds ......................................................28

Other Service Providers ......................................................49

Brokerage Allocation and Other Practices .....................................50

Capital Stock ................................................................51

Tax Consequences of Owning Shares of a Fund ..................................52

Performance ..................................................................53

Code of Ethics ...............................................................56

Financial Statements .........................................................56

Appendix A ...................................................................57

THE COMPANY

INVESCO Treasurer's Series Funds, Inc. (the "Company") was incorporated as INVESCO Treasurer's Series Funds, Inc. on March 17, 1999, under the laws of Maryland. On May 28, 1999, the Company assumed all of the assets and liabilities of INVESCO Treasurer's Series Trust, which was organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust on January 27, 1988.

The Company is an open-end, diversified, no-load management investment company currently consisting of two portfolios of investments: INVESCO Treasurer's Money Market Reserve Fund and INVESCO Treasurer's Tax-Exempt Reserve Fund (each a "Fund" and, collectively, the "Funds"). Additional funds may be offered in the future.

"Open-end" means that each Fund issues an indefinite number of shares which it continuously offers to redeem at net asset value per share ("NAV"). A "management" investment company actively buys and sells securities for the portfolio of each Fund at the direction of a professional manager. Open-end management investment companies (or one or more series of such companies, such as the Funds) are commonly referred to as mutual funds. The Funds do not charge sales fees to purchase their shares.

INVESTMENTS, POLICIES AND RISKS

The principal investments and policies of the Funds are discussed in the Prospectus of the Funds. The investment objective of each of the Funds is to achieve as high a level of current income as is consistent with the preservation of capital, the maintenance of liquidity, and investing in high-quality debt instruments. Each Fund's assets are invested in securities having maturities of 397 days or less, and the dollar-weighted average maturity of the portfolio will not exceed 90 days. The Funds buy only securities determined by INVESCO Funds Group, Inc. ("INVESCO"), the Funds' investment adviser, pursuant to procedures approved by the board of directors, to be of high quality with minimal credit risk and to be eligible for investment by the Funds under applicable U.S. Securities and Exchange Commission ("SEC") rules. See Appendix A for descriptions of the Funds' investment instruments referred to below, as well as discussions of the degrees of risk involved in such investment instruments.

INVESCO TREASURER'S MONEY MARKET RESERVE FUND

Treasurer's Money Market Reserve Fund attempts to achieve its objective by investing in debt securities, including short-term money market instruments issued or guaranteed by the U.S. government or its agencies or instrumentalities, obligations of financial institutions, which may include demand features (such as the following instruments determined to be readily marketable by INVESCO: certificates of deposit, time deposits and bankers' acceptances of domestic and foreign banks, and funding agreements issued by domestic insurance companies), corporate debt securities other than commercial paper, and loan participation agreements. Corporate debt securities acquired by the Fund must be rated by at least two nationally recognized statistical rating organizations ("NRSROs"), generally Standard & Poor's ("S&P") and Moody's Investors Service, Inc. ("Moody's"), in one of the two highest rating categories (AAA or AA by S&P or Aaa or Aa by Moody's), or where the obligation is rated only by S&P or Moody's, and not by any other NRSRO, such obligation is rated AAA or AA by S&P, or Aaa or Aa by Moody's. The Fund limits purchases of instruments issued by banks to those instruments which are rated in one of the two highest categories by an NRSRO, and which are issued by banks which have total assets in excess of $4 billion and meet other criteria established by the board of directors. The Fund limits investments in foreign bank obligations to U.S. dollar denominated obligations of foreign banks which have assets of at least $10 billion, have branches or agencies in the U.S., and meet other criteria established by the board of directors. From time to time, on a temporary basis for defensive purposes, the Fund may hold cash.

Commercial paper acquired by the Fund must be rated by at least two NRSROs, generally S&P and Moody's, in the highest rating category (A-1 by S&P or P-1 by Moody's), or, where the obligation is rated by only S&P or Moody's and not by any other NRSRO, such obligation is rated A-1 or P-1. Money market instruments purchased by the Fund which are not rated by any NRSRO must be determined by INVESCO to be of equivalent credit quality to the rated securities in which the Fund may invest. In INVESCO's opinion, obligations that are not rated are not necessarily of lower quality than those which are rated; however, they may be less marketable and typically may provide higher yields. The Fund invests in unrated securities only when such an investment is in accordance with the Fund's investment objective of achieving a high level of current income and when such investment will not impair the Fund's ability to comply with requests for redemptions.

LOAN PARTICIPATION INTERESTS -- Treasurer's Money Market Reserve Fund may purchase loan participation interests in all or part of specific holdings of corporate debt obligations. The issuer of such debt obligations is also the issuer of the loan participation interests into which the obligations have been apportioned. The Fund will purchase only loan participation interests issued by companies whose commercial paper is currently rated in the highest rating category by at least two NRSROs, generally S&P and Moody's (A-1 by S&P or P-1 by Moody's), or where such instrument is rated only by S&P or Moody's and not by any other NRSRO, such instrument is rated A-1 or P-1. Such loan participation interests will only be purchased from banks which meet the criteria for banks discussed above and registered broker-dealers or registered government securities dealers which have outstanding commercial paper or other short-term debt obligations rated in the highest rating category by at least two NRSROs or by one NRSRO if such obligation is rated by only one NRSRO. Such banks and security dealers are not guarantors of the debt obligations represented by the loan participation interests, and therefore are not responsible for satisfying such debt obligations in the event of default. Additionally, such banks and securities dealers act merely as facilitators, with regard to repayment by the issuer, with no authority to direct or control repayment. The Fund will attempt to ensure that there is a readily available market for all of the loan participation interests in which it invests. The Fund's investments in loan participation interests for which there is not a readily available market are considered to be investments in illiquid securities.

CERTIFICATES OF DEPOSIT IN FOREIGN BANKS AND U.S. BRANCHES OF FOREIGN BANKS -- Treasurer's Money Reserve Fund may maintain time deposits in and invest in U.S. dollar denominated certificates of deposit issued by foreign banks and U.S. branches of foreign banks. The Fund limits investments in foreign bank obligations to U.S. dollar denominated obligations of foreign banks which have more than $10 billion in assets, have branches or agencies in the U.S., and meet other criteria established by the board of directors.

Investments in foreign securities involve special considerations. There is generally less publicly available information about foreign issuers since many foreign countries do not have the same disclosure and reporting requirements as are imposed by the U.S. securities laws. Moreover, foreign issuers are generally not bound by uniform accounting and auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Such investments may also entail the risks of possible imposition of dividend withholding or confiscatory taxes, possible currency blockage or transfer restrictions, expropriation, nationalization or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries.

The Fund may also invest in bankers' acceptances, time deposits and certificates of deposit of U.S. branches of foreign banks and foreign branches of U.S. banks. Investments in instruments of U.S. branches of foreign banks will be made only with branches that are subject to the same regulations as U.S. banks. Investments in instruments issued by a foreign branch of a U.S. bank will be made only if the investment risk associated with such investment is the same as that involving an investment in instruments issued by the U.S. parent, with the U.S. parent unconditionally liable in the event that the foreign branch fails to pay on the investment for any reason.

INSURANCE FUNDING AGREEMENTS -- The Fund may also invest in funding agreements issued by domestic insurance companies. Such funding agreements will only be purchased from insurance companies which have outstanding an issue of long-term debt securities rated AAA or AA by S&P, or Aaa or Aa by Moody's. In all cases, the Fund will attempt to obtain the right to demand payment, on not more than seven days' notice, for all or any part of the amount subject to the funding agreement, plus accrued interest. The Fund intends to execute its right to demand payment only as needed to provide liquidity to meet redemptions, or to maintain a high quality investment portfolio. The Fund's investments in funding agreements that do not have this demand feature, or for which there is not a readily available market, are considered to be investments in illiquid securities.

INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND

Treasurer's Tax-Exempt Reserve Fund will attempt to achieve its objective by investing in short-term debt securities the interest on which is exempt from federal taxation, including short-term municipal obligations, such as tax anticipation notes, revenue anticipation notes and bond anticipation notes; tax-exempt commercial paper; and variable rate demand notes. It is the intention of this Fund to qualify to pay exempt-interest dividends for federal tax purposes. There can be no assurance that this Fund will qualify each year to pay exempt-interest dividends.

It is a fundamental policy of the Fund that, under normal market conditions, it will have at least 80% of its net assets invested in municipal obligations that, based on the opinion of counsel to the issuer, pay interest free from federal income tax. It is the Fund's present intention (but not a fundamental policy) to invest its assets so that substantially all of its annual income will be tax-exempt. This Fund may invest in municipal obligations whose interest income may be specially treated as a tax preference item under the Alternative Minimum

Tax ("AMT"). Securities that generate income that is a tax preference item may not be counted towards the 80% tax exempt threshold described above. Tax-exempt income may result in an indirect tax preference item for corporations, which may subject an investor to liability under the AMT depending on its particular situation. This Fund, however, will not invest more than 20% of its net assets in obligations the interest from which gives rise to a preference item for the purpose of the AMT and in other investments subject to federal income tax. Distributions from this Fund may be subject to state and local taxes.

Municipal bonds purchased by the Fund must be rated by at least two NRSROs - generally S&P and Moody's - in the highest rating category (AAA or AA by S&P or Aaa or Aa by Moody's), or by one NRSRO if such obligations are rated by only one NRSRO. Municipal notes or municipal commercial paper must be rated in the highest rating category by at least two NRSROs, or where the note or paper is rated only by one NRSRO, in the highest rating category by that NRSRO. If a security is unrated, the Fund may invest in such security if INVESCO determines, in an analysis similar to that performed by Moody's or S&P in rating similar securities and issuers, that the security is comparable to that eligible for investment by the Fund.

GUARANTEES -- The Fund may acquire a right to sell an obligation to another party at a guaranteed price approximating par value, either on demand or at specified intervals. The right to sell may form part of the obligation or be acquired separately by the Fund. These rights may be referred to as demand features, guarantees or puts, depending on their characteristics (collectively referred to as "Guarantees"), and may involve letters of credit or other credit support arrangements supplied by domestic or foreign banks supporting the other party's ability to purchase the obligation from the Fund. The Fund will acquire Guarantees solely to facilitate portfolio liquidity and does not intend to exercise them for trading purposes. In considering whether an obligation meets the Fund's quality standards, the Fund may look to the creditworthiness of the party providing the right to sell or to the quality of the obligation itself. The acquisition of a Guarantee will not affect the valuation of the underlying obligation which will continue to be valued in accordance with the amortized cost method of valuation.

TEMPORARY DEFENSIVE POSITION -- From time to time, on a temporary basis for defensive purposes, the Fund may also hold 100% of its assets in cash or invest in taxable short term investments ("taxable investments"), including obligations of the U.S. government, its agencies or instrumentalities; commercial paper limited to obligations which are rated by at least two NRSROs - generally S&P and Moody's - in the highest rating category (A-1 by S&P and P-1 by Moody's), or by one NRSRO if such obligations are rated by only one NRSRO; certificates of deposit of U.S. banks, including foreign branches of U.S. banks meeting the criteria described in the discussion above in the "Investment Objectives and Policies" of Treasurer's Money Market Reserve Fund; time deposits; and repurchase agreements with respect to any of the foregoing with registered broker-dealers, registered government securities dealers or banks.

OTHER POLICIES RELEVANT TO THE FUNDS

The Funds may enter into repurchase agreements and reverse repurchase agreements. (See Appendix A to this SAI for a discussion of these agreements and the risks involved with such transactions.) The Funds will enter into repurchase agreements and reverse repurchase agreements only with (i) banks which have total assets in excess of $4 billion and meet other criteria established by the board of directors and (ii) with registered broker-dealers or registered government securities dealers which have outstanding either commercial paper or other debt obligations rated in the highest rating category by at least two NRSROs or by one NRSRO if such obligations are rated by only one NRSRO. INVESCO will monitor the creditworthiness of such entities in accordance with procedures adopted and monitored by the board of directors. The Funds will enter into repurchase agreements whenever, in the opinion of INVESCO, such transactions would be advantageous to the Funds. Repurchase agreements afford an opportunity for the Funds to earn a return on temporarily available cash. The Funds will enter into reverse repurchase agreements only for the purpose of obtaining funds necessary for meeting redemption requests of shareholders. Interest earned by the Funds on repurchase agreements would not be tax-exempt, and thus would constitute taxable income.

ASSET-BACKED SECURITIES -- Asset-backed securities represent interests in pools of consumer loans. These pools of loans can be pools of other consumer debt, such as credit card receivables. Asset-backed securities generally are structured as "pass-through" securities, which means that principal and interest payments on the underlying loans are passed through to the holder of the security. Although an asset-backed security may be supported by letters of credit and other credit enhancements, its value ultimately depends upon the payment by individuals who owe money on the underlying loans. The underlying loans usually allow prepayments, which can shorten the securities' weighted average life and may lower their returns. This most frequently occurs when interest rates drop and large numbers of persons refinance their debts. Similarly, if the credit support or enhancement is exhausted, losses or delays in payment may result if the required payments of principal and interest are not made. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the servicing agent for the pool, the originator of the pool or the financial institution providing the credit support or enhancement.

ILLIQUID SECURITIES -- Securities which do not trade on stock exchanges or in the over the counter market, or have restrictions on when and how they may be sold, are generally considered to be "illiquid." An illiquid security is one that a Fund may have difficulty -- or may even be legally precluded from -- selling at any particular time. A Fund may invest in illiquid securities, including restricted securities and other investments which are not readily marketable. A Fund does not currently intend to purchase any such security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of this restriction.

The principal risk of investing in illiquid securities is that a Fund may be unable to dispose of them at the time desired or at a reasonable price. In addition, in order to resell a restricted security, a Fund might have to bear the expense and incur the delays associated with registering the security with the SEC and obtaining listing on a securities exchange or in the over the counter market.

SECTION 4(2) AND RULE 144A SECURITIES -- A Fund also may invest in securities that can be resold to institutional investors pursuant to Section 4(2) or Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"). In recent years, a large institutional market has developed for many such securities. Institutional investors generally cannot sell these such securities to the general public but instead will often depend on an efficient institutional market in which securities can readily be resold to other institutional investors, or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions does not necessarily mean that such securities are illiquid. Institutional markets for these may provide both reliable market values for them and enable a Fund to sell such an investment when appropriate. For this reason, the Company's board of directors has concluded that if a sufficient institutional trading market exists for a given security, it may be considered "liquid," and not subject to a Fund's limitations on investment in restricted securities. The Company's board of directors has given INVESCO the day-to-day authority to determine the liquidity of Section 4(2) and Rule 144A Securities, according to guidelines approved by the board. The principal risk of investing in these Securities is that there may be an insufficient number of qualified institutional buyers interested in purchasing a security held by a Fund, and the Fund might be unable to dispose of such security promptly or at reasonable prices.

WHEN-ISSUED/DELAYED DELIVERY -- The Funds normally buy and sell securities on an ordinary settlement basis. That means that the buy or sell order is sent, and a Fund actually takes delivery or gives up physical possession of the security on the "settlement date," which is three business days later. However, the Funds also may purchase and sell securities on a when-issued or delayed delivery basis.

When-issued or delayed delivery transactions occur when securities are purchased or sold by a Fund and payment and delivery take place at an agreed-upon time in the future. The Funds may engage in this practice in an effort to secure an advantageous price and yield. However, the yield on a comparable security available when delivery actually takes place may vary from the yield on the security at the time the when-issued or delayed delivery transaction was entered into. When a Fund engages in when-issued and delayed delivery transactions, it relies on the seller or buyer to consummate the sale at the future date. If the seller or buyer fails to act as promised, that failure may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. No payment or delivery is made by a Fund until it receives delivery or payment from the other party to the transaction. However, fluctuation in the value of the security from the time of commitment until delivery could adversely affect a Fund.

DIVERSIFICATION -- The Company is a diversified investment company under the Investment Company Act of 1940 ("the 1940 Act"). Except to the extent permitted under Rule 2a-7 of the 1940 Act or any successor rule thereto, no more than 5% of the value of each Fund's total assets can be invested in the securities of any one issuer. This 5% issuer diversification restriction does not apply to cash, cash items, or securities issued or guaranteed by the U.S. government.

PORTFOLIO SECURITIES LOANS -- The Company, on behalf of each of the Funds, may lend limited amounts of the Funds' portfolio securities (not to exceed 33 1/3% of a Fund's total assets). Because there could be delays in recovery of loaned securities or even a loss of rights in collateral should the borrower fail financially, loans will be made only to firms deemed by INVESCO to be of good standing and will not be made unless, in the judgment of INVESCO, the consideration to be earned from such loans would justify the risk. INVESCO will evaluate the creditworthiness of such borrowers in accordance with procedures adopted and monitored by the board of directors. It is expected that the Company, on behalf of the applicable Fund, will use the cash portions of loan collateral to invest in short-term income producing securities for the Fund's account and that the Company may share some of the income from these investments with the borrower. See "Portfolio Securities Loans" at Appendix A to this SAI.

INVESTMENT RESTRICTIONS

The investment restrictions set forth below have been adopted by each respective Fund and, unless identified as non-fundamental policies, may not be changed without the affirmative vote of a majority of the outstanding voting securities of that Fund. As provided in the Investment Company Act of 1940, as amended (the "1940 Act"), a "vote of a majority of the outstanding securities of the Fund" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except with respect to borrowing, changes in values of a particular Fund's assets will not cause a violation of the following investment restrictions so long as percentage restrictions are observed by such Fund at the time it purchases any security. Each Fund may not:


    1. purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, municipal securities or securities issued or guaranteed by domestic banks, including U.S. branches of foreign banks and foreign branches of U.S. banks) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

    2. except to the extent permitted under Rule 2a-7 of the 1940 Act, or any successor rule thereto, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

    3. underwrite securities of other issuers, except insofar as it may be deemed to be an underwriter under the Securities Act of 1933 (the "1933 Act"), as amended, in connection with the disposition of the Fund's portfolio securities;

    4. borrow money, except that the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

    5. issue senior securities, except as permitted under the 1940 Act;

    6. lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements;

    7. purchase or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments; or

    8. purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

    9. Each Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by INVESCO or an affiliate or a successor thereof, with substantially the same fundamental investment objective, policies and limitations as the Fund.

In addition, each Fund has the following non-fundamental policies, which may be changed without shareholder approval:

    A. The Fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that (i) this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments, (ii) the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and (iii) the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

    B. The Fund may borrow money only from a bank or from an open-end management investment company managed by INVESCO or an affiliate or a successor thereof for temporary or emergency purposes (not for leveraging or investing) or by engaging in reverse repurchase agreements with any party (reverse repurchase agreements will be treated as borrowings for purposes of fundamental limitation (4)).

    C. The Fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

    D. The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act.

    E. With respect to fundamental limitation (1), domestic and foreign banking will be considered to be different industries.

In addition, with respect to a Fund that may invest in municipal obligations, the following non-fundamental policy applies, which may be changed without shareholder approval:

    Each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which a state is a member is a separate "issuer." When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an

    Industrial Development Bond or Private Activity Bond, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be deemed to be the sole issuer.

Following is a chart outlining some of the limitations pursuant to non-fundamental investment policies set by the board of directors. These non-fundamental policies may be changed by the board of directors without shareholder approval:

--------------------------------------------------------------------------------
                                TREASURER'S              TREASURER'S
INVESTMENT                      MONEY MARKET RESERVE     TAX-EXEMPT RESERVE
--------------------------------------------------------------------------------
DEBT SECURITIES                 No Limit
     Corporate Debt
--------------------------------------------------------------------------------
     U.S. Government            No Limit                 Up to 20%, including
     Obligations                                         private activity bonds
                                                         and other taxable
                                                         instruments
--------------------------------------------------------------------------------
     Municipal Obligations                               At least 80%
--------------------------------------------------------------------------------
     Private Activity Bonds                              Up to 20%, including
     and taxable securities                              U.S. government
                                                         obligations
--------------------------------------------------------------------------------
TEMPORARY TAXABLE                                        Up to 100% for
                                                         defensive purposes
--------------------------------------------------------------------------------
WHEN-ISSUED SECURITIES          10% Limit                10% Limit
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUNDS

THE INVESTMENT ADVISER

INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the Company's investment adviser. INVESCO was founded in 1932 and serves as investment adviser to:

    INVESCO Bond Funds, Inc.
    INVESCO Combination Stock & Bond Funds, Inc.
    INVESCO Counselor Series Funds, Inc. (formerly, INVESCO Advantage
         Series Funds, Inc.)
    INVESCO International Funds, Inc.
    INVESCO Money Market Funds, Inc.
    INVESCO Sector Funds, Inc.
    INVESCO Stock Funds, Inc.
    INVESCO Treasurer's Series Funds, Inc.
    INVESCO Variable Investment Funds, Inc.

As of August 31, 2001, INVESCO managed 46 mutual funds having combined assets of $30 billion on behalf of more than 3,207,953 shareholder accounts.

Prior to June 1, 1999, INVESCO Capital Management, Inc., a division of INVESCO, Inc., ("ICM") was investment adviser to the Funds.

INVESCO is an indirect, wholly-owned subsidiary of AMVESCAP PLC, a publicly traded holding company. Through its subsidiaries, AMVESCAP PLC engages in the business of investment management on an international basis. AMVESCAP PLC is one of the largest independent investment management businesses in the world with approximately $408.4 billion in assets under management as of June 30, 2001.

AMVESCAP PLC's North American subsidiaries include:

    INVESCO Retirements, Inc. ("IRI"), Atlanta, Georgia, develops and provides domestic and international defined contribution retirement plan services to plan sponsors, institutional retirement plan sponsors, institutional plan providers and foreign governments.

         AMVESCAP National Trust Company (formerly known as Institutional Trust Company, doing business as INVESCO Trust Company), a division of IRI, provides retirement account custodian and/or trust services for individual retirement accounts ("IRAs") and other retirement plan accounts. This includes services such as recordkeeping, tax reporting and compliance. AMVESCAP National Trust Company acts as trustee or custodian to these plans. AMVESCAP National Trust Company accepts contributions and provides complete transfer agency functions: correspondence, sub-accounting, telephone communications and processing of distributions.

    INVESCO, Inc., Atlanta, Georgia, manages individualized investment portfolios of equity, fixed-income and real estate securities for institutional clients, including mutual funds and collective investment entities. INVESCO, Inc. includes the following Divisions:

         INVESCO Capital Management Division, Atlanta, Georgia, manages institutional investment portfolios, consisting primarily of discretionary employee benefit plans for corporations and state and local governments, and endowment funds.

         INVESCO Management & Research Division, Boston, Massachusetts, primarily manages pension and endowment accounts.

         PRIMCO Capital Management Division, Louisville, Kentucky, specializes in managing stable return investments, principally on behalf of Section 401(k) retirement plans.

         INVESCO Realty Advisors Division, Dallas, Texas, is responsible for providing advisory services in the U.S. real estate markets for AMVESCAP PLC's clients worldwide. Clients include corporate pension plans and public pension funds as well as endowment and foundation accounts.

         INVESCO (NY) Division, New York, is an investment adviser for separately managed accounts, such as corporate and municipal pension plans, Taft-Hartley Plans, insurance companies, charitable institutions and private individuals. INVESCO NY further serves as investment adviser to several closed-end investment companies, and as sub-adviser with respect to certain commingled employee benefit trusts.

    A I M Advisors, Inc., Houston, Texas, provides investment advisory and administrative services for retail and institutional mutual funds.

    A I M Capital Management, Inc., Houston, Texas, provides investment advisory services to individuals, corporations, pension plans and other private investment advisory accounts and also serves as a sub-adviser to certain retail and institutional mutual funds, one Canadian mutual fund and one portfolio of an open-end registered investment company that is offered to separate accounts of insurance companies.

    A I M Distributors, Inc. and Fund Management Company, Houston, Texas, are registered broker-dealers that act as the principal underwriters for retail and institutional mutual funds.

The corporate headquarters of AMVESCAP PLC are located at 11 Devonshire Square, London, EC2M 4YR, England.

THE INVESTMENT ADVISORY AGREEMENT

INVESCO serves as investment adviser to the Funds under an investment advisory agreement dated June 1, 1999 (the "Agreement") with the Company.

The Agreement requires that INVESCO manage the investment portfolio of each Fund in a way that conforms with the Fund's investment policies. INVESCO may directly manage a Fund itself, or may hire a sub-adviser, which may be an affiliate of INVESCO, to do so. Specifically, INVESCO is responsible for:

    o managing the investment and reinvestment of all the assets of the Funds, and executing all purchases and sales of portfolio securities;

    o maintaining a continuous investment program for the Funds, consistent with (i) each Fund's investment policies as set forth in the Company's Articles of Incorporation, Bylaws and Registration Statement, as from time to time amended, under the 1940 Act, and in any prospectus and/or statement of additional information of the Funds, as from time to time amended and in use under the 1933 Act, and (ii) the Company's status as a regulated investment company under the Internal Revenue Code of 1986, as amended;

    o determining what securities are to be purchased or sold for the Funds, unless otherwise directed by the directors of the Company, and executing transactions accordingly;

    o providing the Funds the benefit of all of the investment analysis and research, the reviews of current economic conditions and trends, and the consideration of a long-range investment policy now or hereafter generally available to the investment advisory customers of the adviser or any sub-adviser;

    o determining what portion of each Fund's assets should be invested in the various types of securities authorized for purchase by a Fund; and

    o making recommendations as to the manner in which voting rights, rights to consent to Fund action and any other rights pertaining to a Fund's portfolio securities shall be exercised.

INVESCO also performs all of the following services for the Funds:

    o  administrative;

    o  internal accounting (including computation of net asset value);

    o  clerical and statistical;

    o  secretarial;

    o all other services necessary or incidental to the administration of the affairs of the Funds;

    o  supplying the Company with officers, clerical staff and other employees;

    o furnishing office space, facilities, equipment, and supplies; providing personnel and facilities required to respond to inquiries related to shareholder accounts;

    o conducting periodic compliance reviews of the Funds' operations; preparation and review of required documents, reports and filings by INVESCO's in-house legal and accounting staff or in conjunction with independent attorneys and accountants (including the prospectus, statement of additional information, proxy statements, shareholder reports, tax returns, reports to the SEC, and other corporate documents of the Funds);

    o  supplying basic telephone service and other utilities; and

    o preparing and maintaining certain of the books and records required to be prepared and maintained by the Funds under the 1940 Act.

Expenses not assumed by INVESCO (or INVESCO Capital Management, Inc. prior to June 1, 1999) are borne by the Funds. As full compensation for its advisory services to the Company, INVESCO receives a monthly fee from each Fund. The fee is calculated at the annual rate of 0.25% of each Fund's average net assets.

During the fiscal years ended May 31, 2001 and 2000, the Funds paid INVESCO advisory fees in the dollar amounts shown below. During the period January 1,

1999 through May 31, 1999 and the fiscal year ended December 31, 1998, the Funds paid ICM advisory fees in the dollar amounts shown below.


                                                                    Advisory
                                                                  Fee Dollars
                                                                  -----------
Treasurer's Money Market Reserve Fund
Year Ended May 31, 2001                                            $3,745,890
Year Ended May 31, 2000                                               980,636
Period Ended May 31, 1999(1)                                           44,330
Year Ended December 31, 1998                                          141,183

Treasurer's Tax-Exempt Reserve  Fund
Year Ended May 31, 2001                                              $154,916
Year Ended May 31, 2000                                               140,537
Period Ended May 31, 1999(1)                                           36,935
Year Ended December 31, 1998                                           79,720

(1)  For the period January 1, 1999 through May 31, 1999.

ADMINISTRATIVE SERVICES AGREEMENT

INVESCO, either directly or through affiliated companies, provides certain administrative, sub-accounting, and recordkeeping services to the Funds pursuant to an Administrative Services Agreement dated June 1, 2000 with the Company.

The Administrative Services Agreement requires INVESCO to provide the following services to the Funds:

    o such sub-accounting and recordkeeping services and functions as are reasonably necessary for the operation of the Funds; and

    o such sub-accounting, recordkeeping, and administrative services and functions, which may be provided by affiliates of INVESCO, as are reasonably necessary for the operation of Fund shareholder accounts maintained by certain retirement plans and employee benefit plans for the benefit of participants in such plans.

INVESCO, pursuant to the terms of the Advisory Agreement, will not charge the Funds any fees under this Administrative Services Agreement. However, this commitment may be changed following consultation with the board of directors. The Funds themselves paid no administrative services fees to INVESCO.

TRANSFER AGENCY AGREEMENT

INVESCO also performs transfer agent, dividend disbursing agent, and registrar services for the Funds pursuant to a Transfer Agency Agreement dated June 1, 2000 with the Company.

The Transfer Agency Agreement provides that INVESCO, pursuant to the terms of the Advisory Agreement, will not charge the Funds any fees under this Transfer Agency Agreement. However, this commitment may be changed following consultation with the board of directors. The Funds themselves paid no transfer agency fees to INVESCO.

DIRECTORS AND OFFICERS OF THE COMPANY

The overall direction and supervision of the Company come from the board of directors. The board of directors is responsible for making sure that the Funds' general investment policies and programs are carried out and that the Funds are properly administered.

The board of directors has an audit committee comprised of four of the directors who are not affiliated with INVESCO (the "Independent Directors"). The committee meets quarterly with the Company's independent accountants and officers to review accounting principles used by the Company, the adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters.

The Company has a management liaison committee which meets quarterly with various management personnel of INVESCO in order to facilitate better understanding of management and operations of the Company, and to review legal and operational matters which have been assigned to the committee by the board of directors, in furtherance of the board of directors' overall duty of supervision.

The Company has a brokerage committee. The committee meets periodically to review soft dollar and other brokerage transactions by the Funds, and to review policies and procedures of INVESCO with respect to brokerage transactions. It reports on these matters to the Company's board of directors.

The Company has a derivatives committee. The committee meets periodically to review derivative investments made by the Funds. It monitors derivative usage by the Funds and the procedures utilized by INVESCO to ensure that the use of such instruments follows the policies on such instruments adopted by the Company's board of directors. It reports on these matters to the Company's board of directors.

The Company has a legal committee, an insurance committee, a compensation committee and a defined benefit deferred compensation plan (the "plan") committee. These committees meet when necessary to review legal, insurance, compensation and plan matters of importance to the directors of the Company.

The Company has a nominating committee. The committee meets periodically to review and nominate candidates for positions as independent directors to fill vacancies on the board of directors.

The officers of the Company, all of whom are officers and employees of INVESCO, are responsible for the day-to-day administration of the Company and the Funds. The officers of the Company receive no direct compensation from the Company or the Funds for their services as officers. INVESCO has the primary responsibility for making investment decisions on behalf of the Funds. These investment decisions are reviewed by the investment committee of INVESCO.

All of the officers and directors of the Company hold comparable positions with the following funds, which, with the Company, are collectively referred to as the "INVESCO Funds":

    INVESCO Bond Funds, Inc.
    INVESCO Combination Stock & Bond Funds, Inc.
    INVESCO Counselor Series Funds, Inc. (formerly, INVESCO Advantage
         Series Funds, Inc.)
    INVESCO International Funds, Inc.
    INVESCO Money Market Funds, Inc.
    INVESCO Sector Funds, Inc.
    INVESCO Stock Funds, Inc.
    INVESCO Treasurer's Series Funds, Inc.
    INVESCO Variable Investment Funds, Inc.

The table below provides information about each of the Company's directors and officers. The affiliations represent their principal occupations.

                                Position(s) Held    Principal Occupation(s)
Name, Address, and Age            With Company      During Past Five Years

Mark H. Williamson              President, Chief    Chief Executive Officer and
(2)(3)(11)                      Executive Officer   Chairman of the Board of
7800 E. Union Avenue            and Chairman of     INVESCO Funds Group, Inc.;
Denver, Colorado                the Board           Chief Executive Officer and
Age:  50                                            Chairman of the Board of
                                                    INVESCO Distributors, Inc.;
                                                    formerly, President of
                                                    INVESCO Funds Group, Inc.;
                                                    formerly President of
                                                    INVESCO Distributors, Inc.;
                                                    formerly, President, Chief
                                                    Operating Officer and
                                                    Chairman of the Board of
                                                    INVESCO Global Health
                                                    Sciences Fund; formerly,
                                                    Chairman and Chief Executive
                                                    Officer of NationsBanc
                                                    Advisors, Inc.; formerly,
                                                    Chairman of NationsBanc
                                                    Investments, Inc.

Fred A. Deering                 Vice Chairman of    Formerly, Trustee of INVESCO
(1)(2)(7)(8)                    the Board           Global Health Sciences Fund;
1551 Larimer Street #1701                           formerly, Chairman of the
Denver, Colorado                                    Executive Committee and
Age:  73                                            Chairman of the Board of
                                                    Security Life of Denver
                                                    Insurance Company; Director
                                                    of ING American Holdings
                                                    Company and First ING Life
                                                    Insurance Company of New
                                                    York.

                                Position(s) Held    Principal Occupation(s)
Name, Address, and Age            With Company      During Past Five Years

Victor L. Andrews, Ph.D.        Director            Professor Emeritus, Chairman
(4)(6)(10)(11)                                      Emeritus and Chairman of the
34 Seawatch Drive                                   CFO Roundtable of the
Savannah, Georgia                                   Department of Finance of
Age:  71                                            Georgia State University;
                                                    President, Andrews Financial
                                                    Associates, Inc. (consulting
                                                    firm); Director of The
                                                    Sheffield Funds, Inc.;
                                                    formerly, member of the
                                                    faculties of the Harvard
                                                    Business School and the
                                                    Sloan School of Management
                                                    of MIT.

Bob R. Baker                    Director            Consultant (since 2000);
(2)(4)(5)(9)(10)(11)                                formerly, President and
37 Castle Pines Dr., North                          Chief Executive Officer
Castle Rock, Colorado                               (1989 to 2000) of AMC Cancer
Age:  65                                            Research Center, Denver,
                                                    Colorado; until mid-December
                                                    1988, Vice Chairman of the
                                                    Board of First Columbia
                                                    Financial Corporation,
                                                    Englewood, Colorado;
                                                    formerly, Chairman of the
                                                    Board and Chief Executive
                                                    Officer of First Columbia
                                                    Financial Corporation.

Charles W. Brady(3)             Director            Chief Executive Officer and
1315 Peachtree St., N.E.                            Chairman of AMVESCAP PLC,
Atlanta, Georgia                                    London, England and various
Age:  66                                            subsidiaries of AMVESCAP
                                                    PLC; formerly, Trustee of
                                                    INVESCO Global Health
                                                    Sciences Fund.

                                Position(s) Held    Principal Occupation(s)
Name, Address, and Age            With Company      During Past Five Years

Lawrence H. Budner              Director            Trust Consultant; prior to
(1)(5)(10)(11)                                      June 30, 1987, Senior Vice
7608 Glen Albens Circle                             President and Senior Trust
Dallas, Texas                                       Officer of InterFirst Bank,
Age:  71                                            Dallas, Texas.

James T. Bunch(4)(5)(9)         Director            Principal and Founder of
3600 Republic Plaza                                 Green Manning & Bunch Ltd.,
370 Seventeenth Street                              Denver, Colorado, since
Denver, Colorado                                    August 1988; Director and
Age:  58                                            Secretary of Green Manning &
                                                    Bunch Securities, Inc.,
                                                    Denver, Colorado, since
                                                    September 1993; Vice
                                                    President and Director of
                                                    Western Golf Association and
                                                    Evans Scholars Foundation;
                                                    formerly, General Counsel
                                                    and Director of Boettcher &
                                                    Co., Denver, Colorado;
                                                    formerly, Chairman and
                                                    Managing Partner of Davis
                                                    Graham & Stubbs, Denver,
                                                    Colorado.

Raymond R. Cunningham (3)       Vice President      Director, President and
7800 E. Union Avenue            and Director        Chief Operating Officer
Denver, Colorado                                    of INVESCO Funds Group,
Age:  50                                            Inc.; Director and President
                                                    of INVESCO Distributors,
                                                    Inc.; formerly, Senior Vice
                                                    President of INVESCO Funds
                                                    Group, Inc.; formerly,
                                                    Senior Vice President of GT
                                                    Global -- North America
                                                    (1992 - 1998).

                                Position(s) Held    Principal Occupation(s)
Name, Address, and Age            With Company      During Past Five Years

Wendy L. Gramm, Ph.D.           Director            Self-employed (since 1993);
(4)(6)(9)                                           Distinguished Senior Fellow
4201 N. Yuma Street, N.W.                           and Director, Regulatory
Washington, D.C.                                    Studies Program, Mercatus
Age: 56                                             Center George Mason
                                                    University, VA; formerly,
                                                    Chairman, Commodity Futures
                                                    Trading Commission;
                                                    Administrator for
                                                    Information and Regulatory
                                                    Affairs at the Office of
                                                    Management and Budget; Also,
                                                    Director of Enron
                                                    Corporation, IBP, Inc.,
                                                    State Farm Insurance
                                                    Company, International
                                                    Republic Institute, and the
                                                    Texas Public Policy
                                                    Foundation; formerly,
                                                    Director of the Chicago
                                                    Mercantile Exchange (1994 to
                                                    1999), Kinetic Concepts,
                                                    Inc. (1996 to 1997), and the
                                                    Independent Women's Forum
                                                    (1994 to 1999).

Richard W. Healey (3)           Director            Director and Senior Vice
7800 E. Union Avenue                                President of INVESCO Funds
Denver, Colorado                                    Group, Inc.; Director and
Age:  47                                            Senior Vice President of
                                                    INVESCO Distributors, Inc.;
                                                    formerly, Senior Vice
                                                    President of GT Global-North
                                                    America (1996 to 1998) and
                                                    The Boston Company (1993 to
                                                    1996).

                                Position(s) Held    Principal Occupation(s)
Name, Address, and Age            With Company      During Past Five Years

Gerald J. Lewis(1)(6)(7)        Director            Chairman of Lawsuit
701 "B" Street                                      Resolution Services, San
Suite 2100                                          Diego, California since
San Diego, California                               1987; Director of General
Age:  68                                            Chemical Group, Inc.,
                                                    Hampdon, New Hampshire,
                                                    since 1996; formerly,
                                                    Associate Justice of the
                                                    California Court of Appeals;
                                                    Director of Wheelabrator
                                                    Technologies, Inc., Fisher
                                                    Scientific, Inc., Henley
                                                    Manufacturing, Inc., and
                                                    California Coastal
                                                    Properties, Inc.; Of
                                                    Counsel, Latham & Watkins,
                                                    San Diego, California (1987
                                                    to 1997).

John W. McIntyre (1)(2)(5)(7)   Director            Retired. Formerly, Vice
7 Piedmont Center Suite 100                         Chairman of the Board of
Atlanta, Georgia                                    Directors of The Citizens
Age:  71                                            and Southern Corporation and
                                                    Chairman of the Board and
                                                    Chief Executive Officer of
                                                    The Citizens and Southern
                                                    Georgia Corp. and The
                                                    Citizens and Southern
                                                    National Bank; formerly,
                                                    Trustee of INVESCO Global
                                                    Health Sciences Fund and
                                                    Employee's Retirement System
                                                    of GA, Emory University;
                                                    Trustee of Gables
                                                    Residential Trust, and
                                                    Trustee and Chairman of the
                                                    J.M. Tull Charitable
                                                    Foundation; Director of
                                                    Kaiser Foundation Health
                                                    Plans of Georgia, Inc.

                                Position(s) Held    Principal Occupation(s)
Name, Address, and Age            With Company      During Past Five Years

Larry Soll, Ph.D.               Director            Retired.  Formerly, Chairman
(4)(6)(9)(10)(11)                                   of the Board (1987 to 1994),
2358 Sunshine Canyon Drive                          Chief Executive Officer
Boulder, Colorado                                   (1982 to 1989 and 1993 to
Age:  59                                            1994) and President (1982 to
                                                    1989) of Synergen Inc.;
                                                    Director of Synergen since
                                                    incorporation in 1982;
                                                    Director of Isis
                                                    Pharmaceuticals, Inc.;
                                                    formerly, Trustee of INVESCO
                                                    Global Health Sciences Fund.

Glen A. Payne                   Secretary           Senior Vice President,
7800 E. Union Avenue                                General Counsel and
Denver, Colorado                                    Secretary of INVESCO Funds
Age:  54                                            Group, Inc.; Senior Vice
                                                    President, Secretary and
                                                    General Counsel of INVESCO
                                                    Distributors, Inc.;
                                                    formerly, Secretary of
                                                    INVESCO Global Health
                                                    Sciences Fund; formerly,
                                                    General Counsel of INVESCO
                                                    Trust Company (1989 to 1998)
                                                    and employee of a U.S.
                                                    regulatory agency,
                                                    Washington, D.C. (1973 to
                                                    1989).

                                Position(s) Held    Principal Occupation(s)
Name, Address, and Age            With Company      During Past Five Years

Ronald L. Grooms                Chief Accounting    Senior Vice President,
7800 E. Union Avenue            Officer, Chief      Treasurer and Director of
Denver, Colorado                Financial Officer   INVESCO Funds Group, Inc.;
Age:  54                        and Treasurer       Senior Vice President,
                                                    Treasurer and Director of
                                                    INVESCO Distributors, Inc.;
                                                    formerly, Treasurer and
                                                    Principal Financial and
                                                    Accounting Officer of
                                                    INVESCO Global Health
                                                    Sciences Fund; formerly,
                                                    Senior Vice President and
                                                    Treasurer of INVESCO Trust
                                                    Company (1988 to 1998).

William J. Galvin, Jr.          Assistant           Senior Vice President and
7800 E. Union Avenue            Secretary           Assistant Secretary of
Denver, Colorado                                    INVESCO Funds Group, Inc.;
Age:  45                                            Senior Vice President and
                                                    Assistant Secretary of
                                                    INVESCO Distributors, Inc.;
                                                    formerly, Trust Officer of
                                                    INVESCO Trust Company (1995
                                                    to 1998).

Pamela J. Piro                  Assistant           Vice President and Assistant
7800 E. Union Avenue            Treasurer           Treasurer of INVESCO Funds
Denver, Colorado                                    Group, Inc.; Assistant
Age:  41                                            Treasurer of INVESCO
                                                    Distributors, Inc.;
                                                    formerly, Assistant Vice
                                                    President (1996 to 1997),
                                                    Director - Portfolio
                                                    Accounting (1994 to 1996),
                                                    Portfolio Accounting Manager
                                                    (1993 to 1994) and Assistant
                                                    Accounting Manager (1990 to
                                                    1993).

                                Position(s) Held    Principal Occupation(s)
Name, Address, and Age            With Company      During Past Five Years

Judy P. Wiese                   Assistant           Vice President and Assistant
7800 E. Union Avenue            Secretary           Secretary of INVESCO Funds
Denver, Colorado                                    Group, Inc.; Assistant
Age:  53                                            Secretary of INVESCO
                                                    Distributors, Inc.;
                                                    formerly, Trust Officer of
                                                    INVESCO Trust Company.

(1)  Member of the audit committee of the Company.

(2) Member of the executive committee of the Company. On occasion, the executive committee acts upon the current and ordinary business of the Company between meetings of the board of directors. Except for certain powers which, under applicable law, may only be exercised by the full board of directors, the executive committee may exercise all powers and authority of the board of directors in the management of the business of the Company. All decisions are subsequently submitted for ratification by the board of directors.

(3) These directors are "interested persons" of the Company as defined in the 1940 Act.

(4)  Member of the management liaison committee of the Company.

(5)  Member of the brokerage committee of the Company.

(6)  Member of the derivatives committee of the Company.

(7)  Member of the legal committee of the Company.

(8)  Member of the insurance committee of the Company.

(9)  Member of the nominating committee of the Company.

(10) Member of the compensation committee of the Company.

(11) Member of the defined benefit deferred compensation plan committee of the Company.

The following table shows the compensation paid by the Company to its Independent Directors for services rendered in their capacities as directors of the Company; the benefits accrued as Company expenses with respect to the Defined Benefit Deferred Compensation Plan discussed below; and the estimated annual benefits to be received by these directors upon retirement as a result of their service to the Company, all for the fiscal year ended May 31, 2001.

In addition, the table sets forth the total compensation paid by all of the INVESCO Funds and INVESCO Global Health Sciences Fund (collectively, the "INVESCO Complex") to these directors or trustees for services rendered in their capacities as directors or trustees during the year ended December 31, 2000. As of December 31, 2000, there were 46 funds in the INVESCO Complex.

--------------------------------------------------------------------------------
                                                                    Total
                                      Benefits                      Compensation
                       Aggregate      Accrued       Estimated       From INVESCO
                       Compensation   As Part of    Annual          Complex
Name of Person         From           Company       Benefits Upon   Paid To
and Position           Company(1)     Expenses(2)   Retirement(3)   Directors(7)
--------------------------------------------------------------------------------
Fred A. Deering, Vice        $4,048        $3,522          $1,359       $112,500
Chairman of the Board
--------------------------------------------------------------------------------
Victor L. Andrews             4,029         3,243           1,573         89,200
--------------------------------------------------------------------------------
Bob R. Baker                  4,126         2,788           2,108         92,500
--------------------------------------------------------------------------------
Lawrence H. Budner            3,985         3,243           1,573         88,850
--------------------------------------------------------------------------------
James T. Bunch(4)             3,775             0               0         86,000
--------------------------------------------------------------------------------
Daniel D. Chabris(5)              0         2,953           1,359         34,000
--------------------------------------------------------------------------------
Wendy L. Gramm                3,876             0               0         87,600
--------------------------------------------------------------------------------
Kenneth T. King(5)                0         3,361           1,359         68,000
--------------------------------------------------------------------------------
Gerald J. Lewis(4)            3,755             0               0         86,350
--------------------------------------------------------------------------------
John W. McIntyre              4,010         1,891           1,573        116,000
--------------------------------------------------------------------------------
Larry Soll                    3,993             0               0        110,100
--------------------------------------------------------------------------------
Total                       $35,597       $21,001         $10,904       $970,850
--------------------------------------------------------------------------------
% of Net Assets          0.0024%(6)    0.0014%(6)                     0.0024%(7)
--------------------------------------------------------------------------------

(1) The vice chairman of the board, the chairs of the Funds' committees who are Independent Directors, and the members of the Funds' committees who are Independent Directors each receive compensation for serving in such capacities in addition to the compensation paid to all Independent Directors.

(2) Represents estimated benefits accrued with respect to the Defined Benefit Deferred Compensation Plan discussed below, and not compensation deferred at the election of the directors.

(3) These amounts represent the Company's share of the estimated annual benefits payable by the INVESCO Funds upon the directors' retirement, calculated using the current method of allocating director compensation among the INVESCO Funds. These estimated benefits assume retirement at age
     72. With the exception of Drs. Soll and Gramm and Messrs. Bunch and Lewis, each of these directors has served as a director of one or more of the funds in the INVESCO Funds for the minimum five-year period required to be eligible to participate in the Defined Benefit Deferred Compensation Plan. Mr. McIntyre became eligible to participate in the Defined Benefit Deferred Compensation Plan as of November 1, 1998, and was not included in the calculation of retirement benefits until November 1, 1999.

(4)  Messrs. Bunch and Lewis became directors of the Company on January 1, 2000.

(5) Mr. Chabris retired as a director of the Company on September 30, 1998. Mr. King retired as a director of the Company on December 31, 1999.

(6)  Total as a percentage of the Company's net assets as of May 31, 2001.

(7) Total as a percentage of the net assets of the INVESCO Complex as of December 31, 2000.

Messrs. Brady, Cunningham, Healey and Williamson, as "interested persons" of the Company and the other INVESCO Funds, receive compensation as officers or employees of INVESCO or its affiliated companies, and do not receive any director's fees or other compensation from the Company or the other funds in the INVESCO Funds for their service as directors.

The boards of directors of the INVESCO Funds have adopted a Defined Benefit Deferred Compensation Plan (the "Plan") for the Independent Directors of the Funds. Under this Plan, each director who is not an interested person of the Funds (as defined in Section 2(a)(19) of the 1940 Act) and who has served for at least five years (a "Qualified Director") is entitled to receive a retirement benefit. Commencing with attainment of age 72 by a Qualified Director who voluntarily retires prior to reaching age 72 and commencing with the date of retirement of a Qualified Director who retires upon reaching age 72, or at any time subsequent to age 72 up to the mandatory retirement age of 75, a Qualified Director shall receive quarterly payments at an annual rate of $34,000 (the "Annual Benefit"). Directors who become Qualified Directors on or before January 1, 2001 who retire upon reaching age 72 (or at age 73 or 74, if the Director extends his retirement date for one or two years, but less than three years) are entitled to payment for one year of twice the Annual Benefit. Payment of the Annual Benefit will continue for the remainder of the Qualified Director's life or ten years, whichever is longer. If a Qualified Director becomes disabled before the date upon which his or her Annual Benefit payment would normally commence, such benefit payments will begin. If a Qualified Director dies prior to the receipt of the Annual Benefit for ten years, the Annual Benefit will be paid to his/her beneficiary or estate until an aggregate of ten years of payments has been received. The Plan is administered by a committee of three directors who are also participants in the Plan and one director who is not a Plan participant. The cost of the Plan will be allocated among the INVESCO Funds in a manner determined to be fair and equitable by the committee. The Company began making payments under an earlier Plan to Mr. Chabris as of October 1, 1998 and to Mr. King as of January 1, 2000. Messrs. Chabris and King are entitled to receive quarterly payments at an annual rate equal to 50% of the annual retainer fees and annual board meeting fees which are paid to an active Fund director. Mr. King was entitled to receive 100% of such annual retainer and board meeting fees in 2000. Annual payments made to Messrs. Chabris and King exceed $34,000 per year. The Company has no stock options or other pension or retirement plans for management or other personnel and pays no salary or compensation to any of its officers.

The Independent Directors have contributed to a deferred compensation plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of certain of the INVESCO Funds. Certain of the deferred amounts have been invested in the shares of all INVESCO Funds, except Funds offered by INVESCO Variable Investment Funds, Inc., in which the directors are legally precluded from investing. Each Independent Director may, therefore, be deemed to have an indirect interest in shares of each such INVESCO Fund, in addition to any INVESCO Fund shares the Independent Directors may own either directly or beneficially. Each of the Independent Directors has agreed to invest a minimum of $100,000 of his or her own resources in shares of the INVESCO Funds. Compensation contributed to a deferred compensation plan may constitute all or a portion of this $100,000 commitment.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of August 31, 2001, the following persons owned more than 5% of the outstanding shares of the Funds indicated below. This level of share ownership is considered to be a "principal shareholder" relationship with a Fund under the 1940 Act. Shares that are owned "of record" are held in the name of the person indicated. Shares that are owned "beneficially" are held in another name, but the owner has the full economic benefit of ownership of those shares:

Treasurer's Money Market Reserve Fund

--------------------------------------------------------------------------------
                                           Basis of Ownership       Percentage
        Name and Address                   (Record/Beneficial)        Owned
================================================================================
State Street Bank & Trust Cust               Record                  10.39%
Hussmann Retirement SAV Plan
For Hourly & Salary
801 Pennsylvania Ave.
Kansas City, MO  64105-1307
--------------------------------------------------------------------------------
Global Capital Management TR                 Record                   7.49%
Pension Plan UDT 10/01/90
248 Village Blvd. Apt. 3304
Tequesta, FL  33469-2370
--------------------------------------------------------------------------------

Treasurer's Tax-Exempt Reserve Fund

--------------------------------------------------------------------------------
                                          Basis of Ownership        Percentage
        Name and Address                  (Record/Beneficial)         Owned
================================================================================
Fuqua Holdings 1LP                           Record                   9.26%
1201 West Peachtree St. NW
Ste 5000
Atlanta, GA  30309-3467
--------------------------------------------------------------------------------
Alice H. Richards                            Record                   6.50%
P.O. Box 400
Carrollton, GA 30117-0400
--------------------------------------------------------------------------------
Henson Chu                                   Record                   6.03%
First Mansion
1st Floor 108 Robinson Rd.
Hong Kong, China
--------------------------------------------------------------------------------

As of September 10, 2001, officers and directors of the Company, as a group, beneficially owned less than 3.46% of any Fund's outstanding shares.

DISTRIBUTOR

INVESCO Distributors, Inc. ("IDI"), a wholly-owned subsidiary of INVESCO, is the distributor of the Funds.

OTHER SERVICE PROVIDERS

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado, are the independent accountants of the Company. The independent accountants are responsible for auditing the financial statements of the Funds.

CUSTODIAN

State Street Bank and Trust Company, P.O. Box 351, Boston, Massachusetts, is the custodian of the cash and investment securities of the Company. The custodian is also responsible for, among other things, receipt and delivery of each Fund's investment securities in accordance with procedures and conditions specified in the custody agreement with the Company. The custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories.

TRANSFER AGENT

INVESCO, 7800 E. Union Avenue, Denver, Colorado, is the Company's transfer agent, registrar, and dividend disbursing agent. Services provided by INVESCO include the issuance, cancellation and transfer of shares of the Funds, and the maintenance of records regarding the ownership of such shares.

LEGAL COUNSEL

The firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C., is legal counsel for the Company. The firm of Moye, Giles, O'Keefe, Vermeire & Gorrell LLP, 1225 17th Street, Suite 2900, Denver, Colorado, acts as special counsel to the Company.

BROKERAGE ALLOCATION AND OTHER PRACTICES

As the investment adviser to the Funds, INVESCO places orders for the purchase and sale of securities with broker-dealers based upon an evaluation of the financial responsibility of the broker-dealers and the ability of the broker-dealers to effect transactions at the best available prices.

Consistent with the standard of seeking to obtain favorable execution on portfolio transactions, INVESCO may select brokers that provide research services to INVESCO and the Company, as well as other INVESCO mutual funds and other accounts managed by INVESCO. Research services include statistical and analytical reports relating to issuers, industries, securities and economic factors and trends, which may be of assistance or value to INVESCO in making informed investment decisions. Research services prepared and furnished by brokers through which a Fund effects securities transactions may be used by INVESCO in servicing all of its accounts and not all such services may be used by INVESCO in connection with a particular Fund. Conversely, a Fund receives benefits of research acquired through the brokerage transactions of other clients of INVESCO.

Because the securities that the Funds invest in are generally traded on a principal basis, it is unusual for a Fund to pay any brokerage commissions. The Funds paid no brokerage commissions for the fiscal years ended May 31, 2001 and May 31, 2000, for the period January 1, 1999 through May 31, 1999 and for the fiscal year ended December 31, 1998. For the fiscal year ended May 31, 2001, brokers providing research services received $0 in commissions on portfolio transactions effected for the Funds. The aggregate dollar amount of such portfolio transactions was $0. Commissions totaling $0 were allocated to certain brokers in recognition of their sales of shares of the Funds on portfolio transactions of the Funds effected during the fiscal year ended May 31, 2001.

At May 31, 2001, each Fund held debt securities of its regular brokers or dealers, or their parents, as follows:

--------------------------------------------------------------------------------
                                                           Value of Securities
      Fund                        Broker or Dealer         at May 31, 2001
================================================================================
Treasurer's Money Market Reserve  Morgan Stanley Dean          $72,399,308
                                  Witter & Company
--------------------------------------------------------------------------------
                                  American Express Credit      $72,000,000
                                  Corporation
--------------------------------------------------------------------------------
                                  Deere (John) Capital         $70,000,000
                                  Corporation
--------------------------------------------------------------------------------
                                  Deere & Company              $50,000,000
--------------------------------------------------------------------------------
                                  General Electric Capital     $40,000,000
                                  Services Incorporated
--------------------------------------------------------------------------------
                                  Texaco Incorporated          $31,000,000
--------------------------------------------------------------------------------
                                  State Street Bank and Trust  $ 7,882,000
--------------------------------------------------------------------------------
Treasurer's Tax-Exempt Reserve    None                         $0
--------------------------------------------------------------------------------

Neither INVESCO nor any affiliate of INVESCO receives any brokerage commissions on portfolio transactions effected on behalf of the Funds, and there is no affiliation between INVESCO or any person affiliated with INVESCO or the Funds and any broker or dealer that executes transactions for the Funds.

CAPITAL STOCK

The Company is authorized to issue up to ten billion shares of common stock with a par value of $0.01 per share. As of August 31, 2001, the following shares of each Fund were outstanding:

    Treasurer's Money Market Reserve Fund           1,361,082,414
    Treasurer's Tax-Exempt Reserve Fund                71,287,696

All shares of each Fund are of one class with equal rights as to voting, dividends and liquidation. All shares issued and outstanding are, and all shares offered hereby when issued will be, fully paid and nonassessable. The board of directors has the authority to designate additional classes of common stock without seeking the approval of shareholders and may classify and reclassify any authorized but unissued shares.

Shares have no preemptive rights and are freely transferable on the books of each Fund.

All shares of the Company have equal voting rights based on one vote for each share owned. The Company is not generally required and does not expect to hold regular annual meetings of shareholders. However, when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Company or as may be required by applicable law or the Company's Articles of Incorporation, the board of directors will call special meetings of shareholders.

Directors may be removed by action of the holders of a majority of the outstanding shares of the Company. The Funds will assist shareholders in communicating with other shareholders as required by the 1940 Act.

Fund shares have noncumulative voting rights, which means that the holders of a majority of the shares of the Company voting for the election of directors of the Company can elect 100% of the directors if they choose to do so. If that occurs, the holders of the remaining shares voting for the election of directors will not be able to elect any person or persons to the board of directors. Directors may be removed by action of the holders of a majority of the outstanding shares of the Company.

TAX CONSEQUENCES OF OWNING SHARES OF A FUND

Each Fund intends to continue to conduct its business and satisfy the applicable diversification of assets, distribution and source of income requirements to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund qualified as a regulated investment company and intends to continue to qualify during its current fiscal year. It is the policy of each Fund to distribute all investment company taxable income. As a result of this policy and the Funds' qualifications as regulated investment companies, it is anticipated that neither of the Funds will pay federal income or excise taxes and that the Funds will be accorded conduit or "pass through" treatment for federal income tax purposes. Therefore, any taxes that a Fund would ordinarily owe are paid by its shareholders on a pro-rata basis. If a Fund does not distribute all of its net investment income, it will be subject to income and excise taxes on the amount that is not distributed. If a Fund does not qualify as a regulated investment company, it will be subject to corporate tax on its net investment income at the corporate tax rates.

Treasurer's Tax-Exempt Reserve Fund intends to qualify to pay "exempt-interest dividends" to its shareholders. The Fund will qualify if at least 50% of its total assets are invested in municipal securities at the end of each quarter of the Fund's fiscal year. The exempt-interest portion of the monthly income dividend may be based on the ratio of that Fund's tax-exempt income to taxable income for the entire fiscal year. The ratio is calculated and reported to shareholders at the end of each fiscal year of the Fund. The tax-exempt portion of any particular dividend may be based on the tax-exempt portion of all distributions for the year, rather than on the tax-exempt portion of that particular dividend. A corporation includes exempt-interest dividends in calculating its alternative minimum taxable income in situations where the adjusted current earnings of the corporation exceed its alternative minimum taxable income.

Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by private activity bonds or industrial development bonds should consult their tax advisers before purchasing shares of Treasurer's Tax-Exempt Reserve Fund because, for users of certain of these facilities, the interest on such bonds is not exempt from federal income tax. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of such bonds.

The Funds' investment objectives and policies, including their policy of attempting to maintain a net asset value of $1.00 per share, make it unlikely that any capital gains will be paid to investors. However, each Fund cannot guarantee that such a net asset value will be maintained. Accordingly, a shareholder may realize a capital gain or loss upon redemption of shares of a Fund. Capital gain or loss on shares held for one year or less is classified as short-term capital gain or loss while capital gain or loss on shares held for more than one year is classified as long-term capital gain or loss. Any loss realized on the redemption of fund shares held for six months or less is nondeductible to the extent of any exempt-interest dividends paid with respect to such shares. Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and its net capital gains for the one-year period ending on October 31 of that year, plus certain other amounts.

You should consult your own tax adviser regarding specific questions as to federal, state and local taxes. Dividends will generally be subject to applicable state and local taxes. Qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended, for income tax purposes does not entail government supervision of management or investment policies.

PERFORMANCE

To keep shareholders and potential investors informed, INVESCO will occasionally advertise the Funds' total returns for one-, five-, and ten-year periods (or since inception).

Cumulative total return shows the actual rate of return on an investment for the period cited; average annual total return represents the average annual percentage change in the value of an investment. Both cumulative and average annual total returns tend to "smooth out" fluctuations in a Fund's investment results, because they do not show the interim variations in performance over the periods cited.

We may also advertise a Fund's "current yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "current yield" of a Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. For the seven days ended May 31, 2001, Treasurer's Money Market Reserve Fund's current and effective yields were 3.90% and 3.98%, respectively; Treasurer's Tax-Exempt Reserve Fund's current and effective yields were 2.88% and 2.92%, respectively.

More information about the Funds' recent and historical performance is contained in the Company's Annual Report to Shareholders. You can get a free copy by calling or writing to INVESCO using the telephone number or address on the back cover of the Funds' Prospectus.

When we quote mutual fund rankings published by Lipper Inc., we may compare a Fund to others in its appropriate Lipper category, as well as the broad-based Lipper general fund groupings. These rankings allow you to compare a Fund to its peers. Other independent financial media also produce performance- or service-related comparisons, which you may see in our promotional materials.

Performance figures are based on historical earnings and are not intended to suggest future performance.

Average annual total return performance for the one-, five-, and ten-year periods ended May 31, 2001 was:

Name of Fund                                1 Year       5 Years       10 Years
------------                                ------       -------       --------

Treasurer's Money Market Reserve Fund       6.03%        5.51%         4.94%
Treasurer's Tax-Exempt Reserve Fund         3.89%        3.57%         3.38%

Average annual total return performance for each of the periods indicated was computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         n
                                 P(1 + T)  = ERV

where:     P = a hypothetical initial payment of $1,000
           T = average annual total return
           n = number of years
           ERV = ending redeemable value of initial payment

The average annual total return performance figures shown above were determined by solving the above formula for "T" for each time period indicated.

In conjunction with performance reports, comparative data between a Fund's performance for a given period and other types of investment vehicles, including certificates of deposit, may be provided to prospective investors and shareholders.

In conjunction with performance reports and/or analyses of shareholder services for a Fund, comparative data between that Fund's performance for a given period and recognized indices of investment results for the same period, and/or assessments of the quality of shareholder service, may be provided to shareholders. Such indices include indices provided by Dow Jones & Company, S&P,

Lipper Inc., Lehman Brothers, National Association of Securities Dealers Automated Quotations, Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times Stock Exchange, the New York Stock Exchange, the Nikkei Stock Average and Deutcher Aktienindex, all of which are unmanaged market indicators. In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service made by independent sources may be used in advertisements, sales literature or shareholder reports, including reprints of, or selections from, editorials or articles about the Fund. These sources utilize information compiled (i) internally; (ii) by Lipper Inc.; or (iii) by other recognized analytical services. The Lipper Inc. mutual fund rankings and comparisons which may be used by the Fund in performance reports will be drawn from the following mutual fund groupings, in addition to the broad-based Lipper general fund groupings:

                                                      Lipper Mutual
    Fund                                              Fund Category
    ----                                              -------------

    Treasurer's Money Market Reserve Fund             Money Market Funds
    Treasurer's Tax-exempt Reserve Fund               Tax-Exempt Funds

Sources for Fund performance information and articles about the Funds include, but are not limited to, the following:

AMERICAN ASSOCIATION OF INDIVIDUAL INVESTORS' JOURNAL
BANXQUOTE
BARRON'S
BUSINESS WEEK
CDA INVESTMENT TECHNOLOGIES
CNBC
CNN
CONSUMER DIGEST
FINANCIAL TIMES
FINANCIAL WORLD
FORBES
FORTUNE
IBBOTSON ASSOCIATES, INC.
INSTITUTIONAL INVESTOR
INVESTMENT COMPANY DATA, INC.
INVESTOR'S BUSINESS DAILY
KIPLINGER'S PERSONAL FINANCE
LIPPER INC.'S MUTUAL FUND PERFORMANCE ANALYSIS
MONEY
MORNINGSTAR
MUTUAL FUND FORECASTER

NO-LOAD ANALYST
NO-LOAD FUND X
PERSONAL INVESTOR
SMART MONEY
THE NEW YORK TIMES
THE NO-LOAD FUND INVESTOR
U.S. NEWS AND WORLD REPORT
UNITED MUTUAL FUND SELECTOR
USA TODAY
THE WALL STREET JOURNAL
WIESENBERGER INVESTMENT COMPANIES SERVICES
WORKING WOMAN
WORTH

CODE OF ETHICS

INVESCO permits investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investing. This policy requires INVESCO's personnel to conduct their personal investment activities in a manner that INVESCO believes is not detrimental to the Fund or INVESCO's other advisory clients. The Code of Ethics is on file with, and may be obtained from, the Commission.

FINANCIAL STATEMENTS

The financial statements for the Funds for the fiscal year ended May 31, 2001 are incorporated herein by reference from INVESCO Treasurer's Series Funds, Inc.'s Annual Report to Shareholders dated May 31, 2001.

                                   APPENDIX A

    Some of the terms used in the Statement of Additional Information are described below.

    BANK OBLIGATIONS include certificates of deposit which are negotiable certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to one year) at a stated interest rate.

    BANKERS' ACCEPTANCES are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

    BOND ANTICIPATION NOTES normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the Notes.

    MUNICIPAL BONDS may be issued to raise money for various public purposes -- like constructing public facilities and making loans to public institutions. Certain types of municipal bonds, such as certain project notes, are backed by the full faith and credit of the United States. Certain types of municipal bonds are issued to obtain funding for privately operated facilities. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of municipal bond. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue bonds are backed by the net revenues derived from a particular facility or group of facilities of a municipality or, in some cases, from the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may also be used to make principal and interest payments on the issuer's obligations. Industrial development revenue bonds are a specific type of revenue bond backed by the credit and security of a private user and therefore investments in these bonds have more potential risk. Although nominally issued by municipal authorities, industrial development revenue bonds are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user.

    COMMERCIAL PAPER consists of short-term (usually one to 180 days) unsecured promissory notes issued by corporations in order to finance their current operations.

    CORPORATE DEBT OBLIGATIONS are bonds and notes issued by corporations and other business organizations, including business trusts, in order to finance their long-term credit needs.

    MONEY MARKET refers to the marketplace composed of the financial institutions which handle the purchase and sale of liquid, short-term, high-grade debt instruments. The money market is not a single entity, but consists of numerous separate markets, each of which deals in a different type of short-term debt instrument. These include U.S. government securities, commercial paper, certificates of deposit and bankers' acceptances, which are generally referred to as money market instruments.

    PORTFOLIO SECURITIES LOANS: The Company, on behalf of each of the Funds, may lend limited amounts of its portfolio securities (not to exceed 33 1/3% of a particular Fund's total assets). Management of the Company understands that it is the current view of the staff of the SEC that the Funds are permitted to engage in loan transactions only if the following conditions are met: (1) the applicable Fund must receive 100% collateral in the form of cash or cash equivalents, e.g., U.S. Treasury bills or notes, from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities (determined on a daily basis) rises above the level of the collateral; (3) the Company must be able to terminate the loan after notice; (4) the applicable Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned and any increase in market value;
(5) the applicable Fund may pay only reasonable custodian fees in connection with the loan; (6) voting rights on the securities loaned may pass to the borrower; however, if a material event affecting the investment occurs, the Company must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the Company to vote proxies. Excluding items (1) and (2), these practices may be amended from time to time as regulatory provisions permit.

    REPURCHASE AGREEMENTS: A repurchase agreement is a transaction in which a Fund purchases a security and simultaneously commits to sell the security to the seller at an agreed upon price and date (usually not more than seven days) after the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A Fund's risk is limited to the ability of the seller to pay the agreed upon amount on the delivery date. In the opinion of management this risk is not material; if the seller defaults, the underlying security constitutes collateral for the seller's obligations to pay. This collateral will be held by the custodian for the Company's assets. However, in the absence of compelling legal precedents in this area, there can be no assurance that the Company will be able to maintain its rights to such collateral upon default of the issuer of the repurchase agreement. To the extent that the proceeds from a sale upon a default in the obligation to repurchase are less than the repurchase price, the particular Fund would suffer a loss.

    REVENUE ANTICIPATION NOTES are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program.

    REVERSE REPURCHASE AGREEMENTS are transactions where a Fund temporarily transfers possession of a portfolio security to another party, such as a bank or broker-dealer, in return for cash, and agrees to buy the security back at a future date and price. The use of reverse repurchase agreements will create leverage, which is speculative. Reverse repurchase agreements are borrowings subject to the Funds' investment restrictions applicable to that activity. The Company will enter into reverse repurchase agreements solely for the purpose of obtaining funds necessary for meeting redemption requests. The proceeds received from a reverse repurchase agreement will not be used to purchase securities for investment purposes.

    SHORT-TERM DISCOUNT NOTES (tax-exempt commercial paper) are promissory notes issued by municipalities to supplement their cash flow. The ratings A-1 and P-1 are the highest commercial paper ratings assigned by S&P and Moody's, respectively.

    TAX ANTICIPATION NOTES are to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes.

    TIME DEPOSITS are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Funds will not benefit from insurance from the Federal Deposit Insurance Corporation.

    U.S. GOVERNMENT SECURITIES are debt securities (including bills, notes, and bonds) issued by the U.S. Treasury or issued by an agency or instrumentality of the U.S. government which is established under the authority of an Act of Congress. Such agencies or instrumentalities include, but are not limited to, Fannie Mae, Ginnie Mae (also known as Government National Mortgage Association), the Federal Farm Credit Bank, and the Federal Home Loan Banks. Although all obligations of agencies, authorities and instrumentalities are not direct obligations of the U.S. Treasury, payment of the interest and principal on these obligations may be backed directly or indirectly by the U.S. government. This support can range from the backing of the full faith and credit of the United States to U.S. Treasury guarantees, or to the backing solely of the issuing instrumentality itself. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

RATINGS OF MUNICIPAL AND CORPORATE DEBT OBLIGATIONS

    The four highest ratings of Moody's and S&P for municipal and corporate debt obligations are Aaa, Aa, A and Baa and AAA, AA, A and BBB, respectively.

MOODY'S. The characteristics of these debt obligations rated by Moody's are generally as follows:

    Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Moody's applies the numerical modifiers 1, 2 and 3 to the Aa rating classification. The modifier 1 indicates a ranking for the security in the higher end of this rating category; the modifier 2 indicates a mid- range ranking; and the modifier 3 indicates a ranking in the lower end of this rating category.

    A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the difference between short-term credit and long-term credit. A short-term rating may also be assigned on an issue having a demand feature. Such ratings are designated as VMIG. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon demand rather than fixed maturity dates and payment relying on external liquidity.

    MIG 1/VMIG 1 -- Notes and loans bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

    MIG 2/VMIG 2 -- Notes and loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

S&P RATING SERVICES. The characteristics of these debt obligations rated by S&P are generally as follows:

    AAA -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

    AA -- Bonds rated AA also qualify as high quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

    A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

    BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

    S&P ratings for short-term notes are as follows:

    SP-1 -- Very strong capacity to pay principal and interest.

    SP-2 -- Satisfactory capacity to pay principal and interest.

    SP-3 -- Speculative capacity to pay principal and interest.

    A debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

RATINGS OF COMMERCIAL PAPER

    DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS. Among the factors considered by Moody's Investors Services, Inc. in assigning commercial paper ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of the risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative differences in strength and weakness in respect to these criteria would establish a rating of one of three classifications; P-1 (Highest Quality), P-2 (Higher Quality) or P-3 (High Quality).

    DESCRIPTION OF S&P COMMERCIAL PAPER RATINGS. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The "A" categories are as follows:

    A -- Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.

    A-1 -- This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong.

    A-2 -- Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

    A-3 -- Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                           PART C. OTHER INFORMATION

ITEM 23.  EXHIBITS

          (a) (1) Articles of Incorporation of Registrant dated February 4, 1999.(1)

               (2) Articles of Amendment to the Articles of Incorporation filed May 25, 1999.(1)

               (3) Articles of Amendment to the Articles of Incorporation filed June 3, 1999.(3)

               (4) Articles of Amendment to the Articles of Incorporation filed September 10, 1999.(3)

               (5) Articles of Amendment to the Articles of Incorporation filed March 13, 2000.(4)

               (6) Articles of Amendment to the Articles of Incorporation filed May 17, 2000.(4)

          (b)  Bylaws of Registrant.(1)

          (c)  Not applicable.

          (d) Investment Advisory Agreement between Registrant and INVESCO Funds Group, Inc. dated June 1, 1999.(2)

          (e) Underwriting Agreement between Registrant and INVESCO Distributors, Inc. dated June 1, 2000, as amended August 23, 2000, November 8, 2000, November 28, 2000, November 29, 2000,
               May 15, 2001, and September 28, 2001 (filed herewith).

          (f) Defined Benefit Deferred Compensation Plan for Non-Interested Directors as amended November 8, 2000 (filed herewith).

          (g) Custodian Agreement between Registrant and State Street Bank and Trust dated May 8, 2001, as amended September 28, 2001
               (filed herewith).

          (h) (1) Transfer Agency Agreement between Registrant and INVESCO Funds Group, Inc. dated June 1, 2000, as amended August 23, 2000, November 8, 2000, November 28, 2000, November 29, 2000, May
               15, 2001, and September 28, 2001 (filed herewith).

               (2) Administrative Services Agreement between Registrant and INVESCO Funds Group, Inc. dated June 1, 2000, as amended August 23, 2000, November 8, 2000, November 28, 2000, November 29, 2000,
               May 15, 2001 and September 28, 2001 (filed herewith).

          (i) Opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable.(1)

          (j)  Consent of Independent Accountants (filed herewith).

          (k)  Not applicable.

          (l)  Not applicable.

          (m)  Not Applicable.

          (n)  Not Applicable

          (o)  Not applicable.

          (p)  Code of Ethics pursuant to Rule 17j-1.(4)

(1) Previously filed on EDGAR with Post-Effective Amendment No. 22 to the Registration Statement on May 28, 1999, and incorporated by reference herein.
(2) Previously filed on EDGAR with Post-Effective Amendment No. 23 to the Registration Statement on July 28, 1999, and incorporated by reference herein.
(3) Previously filed on EDGAR with Post-Effective Amendment No. 24 to the Registration Statement on September 27, 1999, and incorporated by reference herein.
(4) Previously filed on EDGAR with Post-Effective Amendment No. 25 to the Registration Statement on September 30, 2000, and incorporated by reference herein.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH INVESCO TREASURER'S SERIES FUNDS, INC. (THE "COMPANY")

No person is presently controlled by or under common control with the Company.

ITEM 25.  INDEMNIFICATION

Indemnification provisions for officers, directors and employees of Registrant are set forth in Article Seven of the Articles of Incorporation, and are hereby incorporated by reference. See Item 23(a) and (b) above. Under these Articles, directors and officers will be indemnified to the fullest extent permitted to directors by the Maryland General Corporation Law, subject only to such limitations as may be required by the Investment Company Act of 1940, as amended, and the rules thereunder. Under the Investment Company Act of 1940, directors and officers of the Company cannot be protected against liability to a Fund or its shareholders to which they would be subject because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of their office. The Company also maintains liability insurance policies covering its directors and officers.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

See "Fund Management" in the Funds' Prospectus and "Management of the Funds" in the Statement of Additional Information for information regarding the business of the investment adviser, INVESCO.

Following are the names and principal occupations of each director and officer of the investment adviser, INVESCO. Certain of these persons hold positions with IDI, a subsidiary of INVESCO.

--------------------------------------------------------------------------------
                              Position  with  Principal Occupation and Company
Name                          Adviser         Affiliation
--------------------------------------------------------------------------------
Mark H. Williamson            Chairman &      Chairman of the Board & Chief
                              Officer         Executive Officer
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Raymond R. Cunningham         Officer &       President and Chief Operating
                              Director        Officer
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------

Stacie L. Cowell              Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237

--------------------------------------------------------------------------------
William J. Galvin, Jr.        Officer &       Senior Vice President &
                              Director        Assistant Secretary
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Mark D. Greenberg             Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Ronald L. Grooms              Officer &       Senior Vice President & Treasurer
                              Director        INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Brian B. Hayward              Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Richard W. Healey             Officer &       Senior Vice President
                              Director        INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------

Patricia F. Johnston          Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237

--------------------------------------------------------------------------------
William R. Keithler           Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Trent E. May                  Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Charles P. Mayer              Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              Position  with  Principal Occupation and Company
Name                          Adviser         Affiliation
--------------------------------------------------------------------------------
Timothy J. Miller             Officer &       Senior Vice President &
                              Director        Chief Investment Officer
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------

Laura M. Parsons              Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237

--------------------------------------------------------------------------------
Donovan J. (Jerry) Paul       Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Glen A. Payne                 Officer         Senior Vice President, Secretary
                                              & General Counsel
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------

Gary J. Rulh                  Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
John S. Segner                Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237

--------------------------------------------------------------------------------
Marie E. Aro                  Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Jeffrey R. Botwinick          Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Michael K. Brugman            Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237

--------------------------------------------------------------------------------

Michael D. Cobinachi          Officer        Vice President
                                             INVESCO Funds Group, Inc.
                                             7800 East Union Avenue
                                             Denver, CO  80237
--------------------------------------------------------------------------------
Glen D. Cohen                 Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              Position  with  Principal Occupation and Company
Name                          Adviser         Affiliation
--------------------------------------------------------------------------------
Rhonda Dixon-Gunner           Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Delta L. Donohue              Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------

James B. Duffy                Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237

--------------------------------------------------------------------------------
Harvey I. Fladeland           Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Linda J. Gieger               Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Richard R. Hinderlie          Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Stuart A. Holland             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Thomas M. Hurley              Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------

Brian A. Jeffs                Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237

--------------------------------------------------------------------------------

Campbell C. Judge             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------

Joseph J. Klauzer             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237

--------------------------------------------------------------------------------
Thomas A. Kolbe               Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              Position  with  Principal Occupation and Company
Name                          Adviser         Affiliation
--------------------------------------------------------------------------------
Peter M. Lovell               Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------

Matthew W. Lowell             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237

--------------------------------------------------------------------------------
James F. Lummanick            Officer         Vice President & Chief
                                              Compliance Officer
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Thomas A. Mantone, Jr.        Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
George A. Matyas              Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East  Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Corey M. McClintock           Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Douglas J. McEldowney         Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Frederick R. (Fritz) Meyer    Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Stephen A.  Moran             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Jeffrey G. Morris             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------

Donald R. Paddack             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              Position  with  Principal Occupation and Company
Name                          Adviser         Affiliation
--------------------------------------------------------------------------------

Thomas E. Pellowe             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Dean C. Phillips              Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Pamela J. Piro                Officer         Vice President & Assistant
                                              Treasurer
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------

John D. Raring                Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237

--------------------------------------------------------------------------------
Sean F. Reardon               Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Dale A. Reinhardt             Officer         Vice President & Controller
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------

Louis H. Reynolds             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237

--------------------------------------------------------------------------------
Anthony R. Rogers             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237

--------------------------------------------------------------------------------
Thomas R. Samuelson           Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
James B. Sandidge             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              Position  with  Principal Occupation and Company
Name                          Adviser         Affiliation
--------------------------------------------------------------------------------
Thomas H. Scanlan             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              12028 Edgepark Court
                                              Potomac, MD 20854
--------------------------------------------------------------------------------

Reagan A. Shopp               Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Terri B. Smith                Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------

John T. Treder                Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237

--------------------------------------------------------------------------------
Tane T. Tyler                 Officer         Vice President & Assistant
                                              General Counsel
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Thomas R. Wald                Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------

Jim R. Webb                   Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237

--------------------------------------------------------------------------------
Judy P. Wiese                 Officer         Vice President & Assistant
                                              Secretary
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------

Neil B. Wood                  Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Mark A. Balleger              Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              Position  with  Principal Occupation and Company
Name                          Adviser         Affiliation
--------------------------------------------------------------------------------
Vaughn A. Greenlees           Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------

Michael C. Hawn               Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237

--------------------------------------------------------------------------------
Matthew A. Kunze              Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Michael D. Legoski            Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------

David H. McCollum             Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237

--------------------------------------------------------------------------------
William S. Mechling           Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------

Laurence A. Miller            Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237

--------------------------------------------------------------------------------
Craig J. St. Thomas           Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------

Eric S. Sauer                 Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237

--------------------------------------------------------------------------------
C. Vince Sellers              Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Jeraldine E. Kraus            Officer         Assistant Secretary
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------

ITEM 27.(a)  PRINCIPAL UNDERWRITERS

             INVESCO Bond Funds, Inc.
             INVESCO Combination Stock & Bond Funds, Inc.
             INVESCO Counselor Series Funds, Inc. (formerly, INVESCO Advantage
                 Series Funds, Inc.)
             INVESCO International Funds, Inc.
             INVESCO Money Market Funds, Inc.
             INVESCO Sector Funds, Inc.
             INVESCO Stock Funds, Inc.
             INVESCO Treasurer's Series Funds, Inc.
             INVESCO Variable Investment Funds, Inc.


        (b)

Positions and
Name and Principal        Offices with               Positions and Offices
Business Address          Underwriter                with the Company
----------------          -----------                ----------------

Raymond R. Cunningham     President & Director       Vice President and Director
7800 E. Union Avenue
Denver, CO 80237

William J. Galvin, Jr.    Senior Vice President,     Assistant Secretary
7800 E. Union Avenue      Asst. Secretary and
Denver, CO  80237         Director

Ronald L. Grooms          Senior Vice President,     Treasurer & Chief Financial
7800 E. Union Avenue      Treasurer, & Director      and Accounting Officer
Denver, CO  80237

Richard W. Healey         Senior Vice President      Director
7800 E. Union Avenue      & Director
Denver, CO  80237

Timothy J. Miller         Director
7800 E. Union Avenue
Denver, CO 80237

Glen A. Payne             Senior Vice President,     Secretary
7800 E. Union Avenue      Secretary & General
Denver, CO 80237          Counsel

Pamela J. Piro            Assistant Treasurer        Assistant Treasurer
7800 E. Union Avenue
Denver, CO 80237

Judy P. Wiese             Assistant Secretary        Assistant Secretary
7800 E. Union Avenue
Denver, CO  80237

Mark H. Williamson        Chairman of the Board &    Chairman of the Board,
7800 E. Union Avenue      Chief Executive Officer    President & Chief Executive
Denver, CO 80237                                     Officer

        (c)  Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

          Mark H. Williamson
          7800 E. Union Avenue
          Denver, CO  80237

ITEM 29.  MANAGEMENT SERVICES

          Not applicable.

ITEM 30.  UNDERTAKINGS

          Not applicable

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Company certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this post-effective amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, County of Denver, and State of Colorado, on the 20th day of September, 2001.


                                          INVESCO Treasurer's Series Funds, Inc.

                                          /s/ Mark H. Williamson
Attest:                                   ----------------------------------
/s/ Glen A. Payne                         Mark H. Williamson, President
-------------------------------
Glen A. Payne, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Mark H. Williamson                    /s/ Lawrence H. Budner*
-------------------------------           -----------------------------
Mark H. Williamson, President &           Lawrence H. Budner, Director
Director (Chief Executive Officer)

/s/ Ronald L. Grooms                      /s/ John W. McIntyre*
----------------------------              -----------------------------
Ronald L. Grooms, Treasurer               John W. McIntyre, Director
(Chief Financial and Accounting Officer)
                                          /s/ Richard W. Healey*
                                          -----------------------------
/s/ Victor L. Andrews*                    Richard W. Healey, Director
-------------------------------
Victor L. Andrews, Director               /s/ Fred A. Deering*
                                          -----------------------------
/s/ Bob R. Baker*                         Fred A. Deering, Director
-------------------------------
Bob R. Baker, Director                    /s/ Larry Soll*
                                          -----------------------------
/s/ Charles W. Brady*                     Larry Soll, Director
-------------------------------
Charles W. Brady, Director                /s/ Wendy L. Gramm*
                                          -----------------------------
/s/ James T. Bunch*                       Wendy L. Gramm, Director
-------------------------------
James T. Bunch, Director                  /s/ Gerald J. Lewis*
                                          -----------------------------
/s/ Raymond R. Cunningham*                Gerald J. Lewis, Director
--------------------------------
Raymond R. Cunningham, Director

By _____________________________          By /s/ Glen A. Payne
   Edward F. O'Keefe                      -----------------------------------
   Attorney in Fact                       Glen A. Payne
                                          Attorney in Fact

* Original Powers of Attorney authorizing Edward F. O'Keefe and Glen A. Payne, and each of them, to execute this post-effective amendment to the Registration Statement of the Registrant on behalf of the above-named directors and officers of the Registrant have been filed with the Securities and Exchange Commission on July 20, 1989, January 9, 1990, May 22, 1992, September 1, 1993, December 1,
1993, December 21, 1995, December 30, 1996, December 24, 1997, September 28, 2000 and July 23, 2001.

                                  Exhibit Index

                                                          Page in
Exhibit Number                                            Registration Statement
--------------                                            ----------------------

   e                                                            75
   f                                                            87
   g                                                            94
   h(1)                                                         143
   h(2)                                                         160
   j                                                            168